UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

February 28, 2021

Date of Reporting Period

Item 1.	Reports to Stockholders

Eaton Vance

Municipal Income Funds

Semiannual Report

February 28, 2021

Georgia    •    Maryland    •     Missouri    •    North Carolina    •    Oregon

South Carolina    •    Virginia

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of each Fund. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, the Funds’ adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report February 28, 2021

Eaton Vance

Municipal Income Funds

Eaton Vance

Georgia Municipal Income Fund

February 28, 2021

Performance1,2

Portfolio Managers Adam A. Weigold, CFA and Trevor G. Smith

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	12/07/1993	12/23/1991	0.58%	0.86%	2.84%	3.85%
Class A with 4.75% Maximum Sales Charge	—	—	–4.21	–3.91	1.85	3.35
Class C at NAV	04/25/2006	12/23/1991	0.23	0.18	2.06	3.08
Class C with 1% Maximum Sales Charge	—	—	–0.76	–0.81	2.06	3.08
Class I at NAV	03/03/2008	12/23/1991	0.69	1.06	3.02	4.06

Bloomberg Barclays Municipal Bond Index	—	—	0.86%	1.06%	3.43%	4.43%
Bloomberg Barclays Georgia Municipal Bond Index	—	—	0.54	1.23	3.15	4.08

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I

				0.67%	1.42%	0.47%

% Distribution Rates/Yields[4]				Class A	Class C	Class I

Distribution Rate				1.74%	1.04%	1.93%
Taxable-Equivalent Distribution Rate				3.26	1.95	3.61
SEC 30-day Yield				0.38	–0.35	0.60
Taxable-Equivalent SEC 30-day Yield				0.71	–0.66	1.12

Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Maryland Municipal Income Fund

February 28, 2021

Performance1,2

Portfolio Managers Craig R. Brandon, CFA and Trevor G. Smith

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	12/10/1993	02/03/1992	1.35%	0.42%	2.69%	3.81%
Class A with 4.75% Maximum Sales Charge	—	—	–3.47	–4.36	1.70	3.31
Class C at NAV	05/02/2006	02/03/1992	0.94	–0.38	1.93	3.04
Class C with 1% Maximum Sales Charge	—	—	–0.06	–1.37	1.93	3.04
Class I at NAV	03/03/2008	02/03/1992	1.45	0.62	2.90	4.02

Bloomberg Barclays Municipal Bond Index	—	—	0.86%	1.06%	3.43%	4.43%
Bloomberg Barclays Maryland Municipal Bond Index	—	—	0.14	1.17	2.97	3.63

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I

				0.69%	1.45%	0.49%

% Distribution Rates/Yields[4]				Class A	Class C	Class I

Distribution Rate				1.95%	1.25%	2.13%
Taxable-Equivalent Distribution Rate				3.65	2.34	3.99
SEC 30-day Yield				0.74	0.02	0.98
Taxable-Equivalent SEC 30-day Yield				1.38	0.05	1.83

Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Missouri Municipal Income Fund

February 28, 2021

Performance1,2

Portfolio Managers Cynthia J. Clemson and Christopher J. Eustance, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	12/07/1993	05/01/1992	0.29%	0.75%	3.09%	4.28%
Class A with 4.75% Maximum Sales Charge	—	—	–4.45	–4.06	2.09	3.77
Class C at NAV	02/16/2006	05/01/1992	–0.02	0.15	2.34	3.52
Class C with 1% Maximum Sales Charge	—	—	–1.01	–0.84	2.34	3.52
Class I at NAV	08/03/2010	05/01/1992	0.39	1.04	3.31	4.50

Bloomberg Barclays Municipal Bond Index	—	—	0.86%	1.06%	3.43%	4.43%
Bloomberg Barclays Missouri Municipal Bond Index	—	—	1.01	1.34	3.51	4.40

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I

				0.69%	1.44%	0.49%

% Distribution Rates/Yields[4]				Class A	Class C	Class I

Distribution Rate				2.11%	1.41%	2.30%
Taxable-Equivalent Distribution Rate				3.92	2.62	4.28
SEC 30-day Yield				0.65	–0.07	0.88
Taxable-Equivalent SEC 30-day Yield				1.21	–0.13	1.64

Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

North Carolina Municipal Income Fund

February 28, 2021

Performance1,2

Portfolio Managers Adam A. Weigold, CFA and Christopher J. Eustance, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	12/07/1993	10/23/1991	0.63%	0.42%	2.58%	4.24%
Class A with 4.75% Maximum Sales Charge	—	—	–4.16	–4.30	1.60	3.74
Class C at NAV	05/02/2006	10/23/1991	0.28	–0.30	1.82	3.46
Class C with 1% Maximum Sales Charge	—	—	–0.71	–1.29	1.82	3.46
Class I at NAV	03/03/2008	10/23/1991	0.74	0.62	2.79	4.45

Bloomberg Barclays Municipal Bond Index	—	—	0.86%	1.06%	3.43%	4.43%
Bloomberg Barclays North Carolina Municipal Bond Index	—	—	0.31	1.40	2.99	3.83

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I

				0.67%	1.42%	0.47%

% Distribution Rates/Yields[4]				Class A	Class C	Class I

Distribution Rate				2.01%	1.31%	2.20%
Taxable-Equivalent Distribution Rate				3.73	2.43	4.08
SEC 30-day Yield				0.57	–0.16	0.80
Taxable-Equivalent SEC 30-day Yield				1.05	–0.29	1.48

Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

5

Eaton Vance

Oregon Municipal Income Fund

February 28, 2021

Performance1,2

Portfolio Managers Adam A. Weigold, CFA and Christopher J. Eustance, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	12/28/1993	12/24/1991	0.07%	1.14%	3.22%	4.50%
Class A with 4.75% Maximum Sales Charge	—	—	–4.64	–3.72	2.22	3.99
Class C at NAV	03/02/2006	12/24/1991	–0.23	0.37	2.44	3.72
Class C with 1% Maximum Sales Charge	—	—	–1.22	–0.62	2.44	3.72
Class I at NAV	08/03/2010	12/24/1991	0.28	1.44	3.42	4.72

Bloomberg Barclays Municipal Bond Index	—	—	0.86%	1.06%	3.43%	4.43%
Bloomberg Barclays Oregon Municipal Bond Index	—	—	0.23	1.47	3.41	4.50

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I

				0.67%	1.42%	0.47%

% Distribution Rates/Yields[4]				Class A	Class C	Class I

Distribution Rate				1.86%	1.15%	2.03%
Taxable-Equivalent Distribution Rate				3.77	2.33	4.12
SEC 30-day Yield				0.60	-0.13	0.82
Taxable-Equivalent SEC 30-day Yield				1.22	-0.26	1.66

Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

6

Eaton Vance

South Carolina Municipal Income Fund

February 28, 2021

Performance1,2

Portfolio Managers Adam A. Weigold, CFA and Christopher J. Eustance, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	02/14/1994	10/02/1992	1.02%	1.76%	2.88%	4.50%
Class A with 4.75% Maximum Sales Charge	—	—	–3.77	–3.04	1.88	3.99
Class C at NAV	01/12/2006	10/02/1992	0.64	1.03	2.11	3.72
Class C with 1% Maximum Sales Charge	—	—	–0.36	0.03	2.11	3.72
Class I at NAV	03/03/2008	10/02/1992	1.12	2.08	3.08	4.71

Bloomberg Barclays Municipal Bond Index	—	—	0.86%	1.06%	3.43%	4.43%
Bloomberg Barclays South Carolina Municipal Bond Index	—	—	1.20	2.02	3.77	4.55

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I

				0.69%	1.44%	0.49%

% Distribution Rates/Yields[4]				Class A	Class C	Class I

Distribution Rate				1.85%	1.16%	2.04%
Taxable-Equivalent Distribution Rate				3.54	2.22	3.91
SEC 30-day Yield				0.39	–0.34	0.61
Taxable-Equivalent SEC 30-day Yield				0.74	–0.65	1.16

% Total Leverage[5]

Residual Interest Bond (RIB) Financing						1.87%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

7

Eaton Vance

Virginia Municipal Income Fund

February 28, 2021

Performance1,2

Portfolio Managers Adam A. Weigold, CFA and Trevor G. Smith

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	12/17/1993	07/26/1991	0.78%	1.40%	2.92%	3.64%
Class A with 4.75% Maximum Sales Charge	—	—	–3.98	–3.36	1.91	3.14
Class C at NAV	02/08/2006	07/26/1991	0.44	0.53	2.15	2.86
Class C with 1% Maximum Sales Charge	—	—	–0.55	–0.46	2.15	2.86
Class I at NAV	03/03/2008	07/26/1991	1.01	1.60	3.13	3.85

Bloomberg Barclays Municipal Bond Index	—	—	0.86%	1.06%	3.43%	4.43%
Bloomberg Barclays Virginia Municipal Bond Index	—	—	0.41	1.67	3.12	3.87

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I

				0.76%	1.51%	0.56%

% Distribution Rates/Yields[4]				Class A	Class C	Class I

Distribution Rate				2.39%	1.70%	2.58%
Taxable-Equivalent Distribution Rate				4.47	3.18	4.83
SEC 30-day Yield				0.58	–0.14	0.81
Taxable-Equivalent SEC 30-day Yield				1.08	–0.27	1.51

% Total Leverage[5]

RIB Financing						3.37%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

8

Eaton Vance

Municipal Income Funds

February 28, 2021

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Bloomberg Barclays Georgia Municipal Bond Index is an unmanaged index of Georgia municipal bonds. Bloomberg Barclays Maryland Municipal Bond Index is an unmanaged index of Maryland municipal bonds. Bloomberg Barclays Missouri Municipal Bond Index is an unmanaged index of Missouri municipal bonds. Bloomberg Barclays North Carolina Municipal Bond Index is an unmanaged index of North Carolina municipal bonds. Bloomberg Barclays Oregon Municipal Bond Index is an unmanaged index of Oregon municipal bonds. Bloomberg Barclays South Carolina Municipal Bond Index is an unmanaged index of South Carolina municipal bonds. Bloomberg Barclays Virginia Municipal Bond Index is an unmanaged index of Virginia municipal bonds. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[6]

For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

[7]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profiles subject to change due to active management.

9

Eaton Vance

Municipal Income Funds

February 28, 2021

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2020 – February 28, 2021).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Georgia Municipal Income Fund

	Beginning Account Value (9/1/20)	Ending Account Value (2/28/21)	Expenses Paid During Period* (9/1/20 – 2/28/21)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,005.80	$3.28	0.66%
Class C	$1,000.00	$1,002.30	$7.00	1.41%
Class I	$1,000.00	$1,006.90	$2.29	0.46%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.50	$3.31	0.66%
Class C	$1,000.00	$1,017.80	$7.05	1.41%
Class I	$1,000.00	$1,022.50	$2.31	0.46%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2020.

10

Eaton Vance

Municipal Income Funds

February 28, 2021

Fund Expenses — continued

Eaton Vance Maryland Municipal Income Fund

	Beginning Account Value (9/1/20)	Ending Account Value (2/28/21)	Expenses Paid During Period* (9/1/20 – 2/28/21)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,013.50	$3.44	0.69%
Class C	$1,000.00	$1,009.40	$7.17	1.44%
Class I	$1,000.00	$1,014.50	$2.45	0.49%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.40	$3.46	0.69%
Class C	$1,000.00	$1,017.70	$7.20	1.44%
Class I	$1,000.00	$1,022.40	$2.46	0.49%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2020.

Eaton Vance Missouri Municipal Income Fund

	Beginning Account Value (9/1/20)	Ending Account Value (2/28/21)	Expenses Paid During Period* (9/1/20 – 2/28/21)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,002.90	$3.28	0.66%
Class C	$1,000.00	$999.80	$6.99	1.41%
Class I	$1,000.00	$1,003.90	$2.29	0.46%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.50	$3.31	0.66%
Class C	$1,000.00	$1,017.80	$7.05	1.41%
Class I	$1,000.00	$1,022.50	$2.31	0.46%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2020.

11

Eaton Vance

Municipal Income Funds

February 28, 2021

Fund Expenses — continued

Eaton Vance North Carolina Municipal Income Fund

	Beginning Account Value (9/1/20)	Ending Account Value (2/28/21)	Expenses Paid During Period* (9/1/20 – 2/28/21)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,006.30	$3.23	0.65%
Class C	$1,000.00	$1,002.80	$6.95	1.40%
Class I	$1,000.00	$1,007.40	$2.24	0.45%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.60	$3.26	0.65%
Class C	$1,000.00	$1,017.90	$7.00	1.40%
Class I	$1,000.00	$1,022.60	$2.26	0.45%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2020.

Eaton Vance Oregon Municipal Income Fund

	Beginning Account Value (9/1/20)	Ending Account Value (2/28/21)	Expenses Paid During Period* (9/1/20 – 2/28/21)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,000.70	$3.22	0.65%
Class C	$1,000.00	$997.70	$6.93	1.40%
Class I	$1,000.00	$1,002.80	$2.23	0.45%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.60	$3.26	0.65%
Class C	$1,000.00	$1,017.90	$7.00	1.40%
Class I	$1,000.00	$1,022.60	$2.26	0.45%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2020.

12

Eaton Vance

Municipal Income Funds

February 28, 2021

Fund Expenses — continued

Eaton Vance South Carolina Municipal Income Fund

	Beginning Account Value (9/1/20)	Ending Account Value (2/28/21)	Expenses Paid During Period* (9/1/20 – 2/28/21)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,010.20	$3.29	0.66%
Class C	$1,000.00	$1,006.40	$7.01	1.41%
Class I	$1,000.00	$1,011.20	$2.29	0.46%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.50	$3.31	0.66%
Class C	$1,000.00	$1,017.80	$7.05	1.41%
Class I	$1,000.00	$1,022.50	$2.31	0.46%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2020.

Eaton Vance Virginia Municipal Income Fund

	Beginning Account Value (9/1/20)	Ending Account Value (2/28/21)	Expenses Paid During Period* (9/1/20 – 2/28/21)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,007.80	$3.34	0.67%
Class C	$1,000.00	$1,004.40	$7.06	1.42%
Class I	$1,000.00	$1,010.10	$2.34	0.47%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.50	$3.36	0.67%
Class C	$1,000.00	$1,017.80	$7.10	1.42%
Class I	$1,000.00	$1,022.50	$2.36	0.47%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2020.

13

Eaton Vance

Georgia Municipal Income Fund

February 28, 2021

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 84.4%
Security	Principal Amount (000’s omitted)	Value

Education — 7.1%

Cobb County Development Authority, GA, (TUFF Cobb Research Campus - Georgia Tech Research Corp.), 4.00%, 9/1/34	$1,000	$1,168,940

Fulton County Development Authority, GA, (Georgia Tech Facilities, Inc.):

5.00%, 6/15/36	425	526,401

5.00%, 6/15/37	520	641,935

Georgia Private Colleges and Universities Authority, (Emory University):

0.45%, (SIFMA + 0.42%), 8/16/22 (Put Date), 10/1/39(1)	2,000	1,999,920

5.00%, 10/1/31	245	297,464

5.00%, 9/1/37	1,000	1,267,040

5.00%, 10/1/38	1,000	1,193,410

Unified Government of Athens-Clarke County Development Authority, GA, (UGAREF Central Precinct, LLC), 5.00%, 6/15/31	1,200	1,412,016

		$8,507,126

Electric Utilities — 3.0%

Burke County Development Authority, GA, (Oglethorpe Power Corp.), 3.25% to 2/3/25 (Put Date), 11/1/45	$1,000	$1,091,690

Dalton, GA, Combined Utilities Revenue:

4.00%, 3/1/36	475	554,050

4.00%, 3/1/37	1,000	1,161,900

Georgia Municipal Gas Authority, (Gas Portfolio III), 5.00%, 10/1/27	750	800,017

		$3,607,657

Escrowed / Prerefunded — 4.7%

Atlanta, GA, Water and Wastewater Revenue, Prerefunded to 11/1/23, 5.25%, 11/1/30	$1,000	$1,132,950

Columbus, GA, Water and Sewerage Revenue, Prerefunded to 5/1/24, 5.00%, 5/1/33	500	572,920

Forsyth County Hospital Authority, GA, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	675	835,258

Fulton County Development Authority, GA, (Georgia Tech Foundation Campus Recreation Center Project), Prerefunded to 11/1/21, 5.00%, 11/1/30	750	774,023

Fulton County Development Authority, GA, (Georgia Tech Foundation Technology Square Project), Prerefunded to 5/1/22, 5.00%, 11/1/30	750	792,465

Sandy Springs Public Facilities Authority, GA, (City Center Project), Prerefunded to 5/1/26, 5.00%, 5/1/35	1,000	1,222,820

Savannah Economic Development Authority, GA, (Marshes of Skidaway Island), Escrowed to Maturity, 6.00%, 1/1/24	265	292,072

		$5,622,508

Security	Principal Amount (000’s omitted)	Value

General Obligations — 18.5%

Bleckley County School District, GA, 5.00%, 10/1/42	$1,000	$1,274,450

Bryan County School District, GA:

4.00%, 8/1/33	500	571,080

4.00%, 8/1/34	435	495,674

Cherokee County School System, GA:

5.00%, 2/1/29	1,000	1,168,490

5.00%, 2/1/33	500	650,580

Columbia County, GA, 5.00%, 1/1/28	1,000	1,243,150

DeKalb County, GA, (Special Transportation, Parks and Greenspace and Libraries Tax District), 5.00%, 12/1/27	1,000	1,234,140

Forsyth County Public Facilities Authority, GA, (Forsyth County School District), 4.00%, 2/1/31	290	329,924

Forsyth County School District, GA:

5.00%, 2/1/32	1,000	1,252,610

5.00%, 2/1/37	500	616,785

Fulton County, GA, 5.00%, 7/1/31	1,000	1,234,920

Gainesville School District, GA, 4.00%, 11/1/37	1,000	1,209,150

Georgia:

4.00%, 7/1/35	1,000	1,188,260

5.00%, 2/1/28	1,500	1,750,875

Gilmer County School District, GA, 5.00%, 12/1/25	400	483,292

Hall County School District, GA, 4.00%, 2/1/38	1,000	1,212,090

Harris County School District, GA, 4.00%, 3/1/33	275	334,983

Heard County Public Facilities Authority, GA, (Heard County School District), 4.00%, 3/1/30	575	682,686

Jackson County School District, GA:

5.00%, 3/1/30	1,000	1,293,230

5.00%, 3/1/32	1,000	1,280,210

Lumpkin County School District, GA, 4.00%, 12/1/35	1,000	1,219,840

Valdosta School System, GA, 5.00%, 2/1/28	1,000	1,199,640

Worth County School District, GA, 5.00%, 12/1/37	235	284,291

		$22,210,350

Hospital — 14.9%

Augusta Development Authority, GA, (AU Health System, Inc.):

5.00%, 7/1/25	$295	$333,648

5.00%, 7/1/29	560	657,843

Brookhaven Development Authority, GA, (Children’s Healthcare of Atlanta), 5.00%, 7/1/39	500	627,100

Carroll City-County Hospital Authority, GA, (Tanner Medical Center, Inc.):

3.00%, 7/1/38	500	543,410

4.00%, 7/1/37	500	597,105

5.00%, 7/1/29	500	605,985

14	See Notes to Financial Statements.

Eaton Vance

Georgia Municipal Income Fund

February 28, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Cedartown Polk County Hospital Authority, GA, (Polk Medical Center), 5.00%, 7/1/39	$850	$970,335

Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.), 5.00%, 4/1/36	500	596,315

Dalton-Whitfield County Joint Development Authority, GA, (Hamilton Health Care System), 4.00%, 8/15/34	400	452,152

DeKalb Private Hospital Authority, GA, (Children’s Healthcare of Atlanta), 4.00%, 7/1/39	1,865	2,171,270

Fulton County Development Authority, GA, (Piedmont Healthcare, Inc.), 5.00%, 7/1/32	1,500	1,777,275

Fulton County Development Authority, GA, (WellStar Health System, Inc.), 5.00%, 4/1/37	1,250	1,486,837

Gainesville and Hall County Hospital Authority, GA, (Northeast Georgia Health System, Inc.):

4.00%, 2/15/37	1,500	1,730,055

5.00%, 2/15/37	1,000	1,178,570

Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System):

4.00%, 8/1/37	250	281,735

4.00%, 8/1/38	500	561,685

5.00%, 8/1/28	650	751,498

Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/31	1,260	1,473,293

Savannah Hospital Authority, GA, (St. Joseph’s/Candler Health System, Inc.):

4.00%, 7/1/43	500	548,860

5.50%, 7/1/30	500	543,535

		$17,888,506

Industrial Development Revenue — 3.8%

Albany Dougherty Payroll Development Authority, GA, Solid Waste Disposal, (Procter & Gamble), (AMT), 5.20%, 5/15/28	$2,000	$2,462,020

Monroe County Development Authority, GA, (Georgia Power Co.), 2.25%, 7/1/25	1,000	1,029,160

Monroe County Development Authority, GA, (Oglethorpe Power Corp.), 1.50% to 2/3/25 (Put Date), 1/1/39	500	512,200

Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(2)	500	549,450

		$4,552,830

Insured – Education — 0.9%

Savannah Economic Development Authority, GA, (SSU Community Development I, LLC), (AGM), 5.25%, 6/15/27	$1,125	$1,129,039

		$1,129,039

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities — 4.1%

Griffin, GA, Combined Public Utility Revenue, (AGM), 5.00%, 1/1/28	$1,000	$1,083,020

Monroe, GA, Combined Utility Revenue, (AGM), 4.00%, 12/1/36	600	718,686

Newnan, GA, Water, Sewerage and Light Commission, (AMBAC), 5.25%, 1/1/24	1,040	1,175,626

Puerto Rico Electric Power Authority:

(NPFG), 5.25%, 7/1/29	980	1,080,509

(NPFG), 5.25%, 7/1/34	420	475,801

(NPFG), 5.25%, 7/1/35	300	341,160

		$4,874,802

Insured – General Obligations — 1.4%

Coweta County, GA, Water and Sewerage Authority, (AGM), 5.00%, 6/1/26	$1,135	$1,387,594

Puerto Rico Public Buildings Authority, (NPFG), 6.00%, 7/1/24	295	303,080

		$1,690,674

Insured – Lease Revenue / Certificates of Participation — 2.0%

East Point Building Authority, GA, (Water and Sewer Project), (AGM), 5.00%, 2/1/35	$695	$826,126

Georgia Local Government 1998A Grantor Trust, Certificates of Participation, (NPFG), 4.75%, 6/1/28	1,428	1,588,193

		$2,414,319

Insured – Special Tax Revenue — 0.6%

Puerto Rico Infrastructure Financing Authority:

(AMBAC), 0.00%, 7/1/28	$160	$118,410

(AMBAC), 5.50%, 7/1/28	545	610,754

		$729,164

Insured – Transportation — 0.1%

Puerto Rico Highway and Transportation Authority, (NPFG), 4.625%, 7/1/23	$100	$103,643

		$103,643

Insured – Water and Sewer — 3.1%

Buford, GA, Combined Utility System Revenue, (AGM), 4.00%, 7/1/37	$500	$575,290

DeKalb County, GA, Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32	1,590	1,970,010

Etowah Water and Sewer Authority, GA, (BAM), 4.00%, 3/1/35	500	581,895

Henry County Water and Sewerage Authority, GA, (NPFG), 5.25%, 2/1/25	500	591,200

		$3,718,395

15	See Notes to Financial Statements.

Eaton Vance

Georgia Municipal Income Fund

February 28, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation — 5.6%

Atlanta & Fulton County Recreation Authority, GA, (Zoo Atlanta Parking Facility), 5.00%, 12/1/36	$1,000	$1,228,800

Downtown Savannah Authority, GA, 4.00%, 8/1/25	2,495	2,869,075

Downtown Savannah Authority, GA, (Chatham County Judicial Complex), 5.00%, 6/1/31	1,000	1,207,010

Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/37	500	607,485

Gwinnett County Water and Sewerage Authority, GA, 3.00%, 8/1/32	750	860,843

		$6,773,213

Senior Living / Life Care — 0.5%

Gainesville and Hall County Development Authority, GA, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/33	$500	$589,005

		$589,005

Special Tax Revenue — 4.4%

Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/29	$750	$852,345

Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Revenue:

4.00%, 7/1/32	750	922,958

5.00%, 7/1/42	1,000	1,157,510

5.00%, 7/1/43	1,000	1,181,300

Unified Government of Athens-Clarke County Development Authority, GA, (Economic Development Projects), 5.00%, 6/1/32	1,080	1,141,052

		$5,255,165

Transportation — 3.4%

Atlanta, GA, Airport Revenue:

5.00%, 1/1/31	$1,000	$1,121,910

(AMT), 4.00%, 7/1/39	600	680,202

Georgia State Road and Tollway Authority:

5.00%, 6/1/29	835	1,033,605

5.00%, 6/1/32	1,000	1,312,760

		$4,148,477

Water and Sewer — 6.3%

Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/29	$1,000	$1,256,560

Cobb County-Marietta Water Authority, GA, 5.00%, 11/1/28	375	447,266

Columbus, GA, Water and Sewerage Revenue, 5.00%, 5/1/36	250	294,670

Forsyth County Water and Sewerage Authority, GA, 5.00%, 4/1/27	1,100	1,254,539

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)

Fulton County, GA, Water and Sewerage Revenue:

3.00%, 1/1/37	$1,000	$1,110,110

5.00%, 1/1/33	1,500	1,603,155

Henry County Water Authority, GA, 5.00%, 2/1/26	390	472,193

Unified Government of Athens-Clarke County, GA, Water and Sewerage Revenue, 5.00%, 1/1/29	1,000	1,153,890

		$7,592,383

Total Tax-Exempt Municipal Obligations — 84.4% (identified cost $95,568,084)		$101,407,256

Taxable Municipal Obligations — 1.8%
Security	Principal Amount (000’s omitted)	Value

General Obligations — 1.0%

Wilson County, TN, 1.55%, 4/1/33	$1,210	$1,188,680

		$1,188,680

Special Tax Revenue — 0.8%

Powder Springs Downtown Development Authority, GA:

2.10%, 2/1/33(3)	$700	$703,052

2.20%, 2/1/34(3)	210	211,119

		$914,171

Total Taxable Municipal Obligations — 1.8% (identified cost $2,120,000)		$2,102,851

Total Investments — 86.2% (identified cost $97,688,084)		$103,510,107

Other Assets, Less Liabilities — 13.8%		$16,577,303

Net Assets — 100.0%		$120,087,410

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At February 28, 2021, 14.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 7.4% of total investments.

16	See Notes to Financial Statements.

Eaton Vance

Georgia Municipal Income Fund

February 28, 2021

Portfolio of Investments (Unaudited) — continued

(1)	Floating rate security. The stated interest rate represents the rate in effect at February 28, 2021.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2021, the aggregate value of these securities is $549,450 or 0.5% of the Fund’s net assets.

(3)	When-issued security.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

NPFG	–	National Public Finance Guarantee Corp.

SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index

17	See Notes to Financial Statements.

Eaton Vance

Maryland Municipal Income Fund

February 28, 2021

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 85.6%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.4%

Maryland Community Development Administration, (Local Government Infrastructure), 4.00%, 6/1/40	$1,000	$1,176,190

		$1,176,190

Education — 10.1%

District of Columbia, (Gallaudet University):

4.00%, 4/1/33	$165	$197,403

4.00%, 4/1/34	160	189,561

4.00%, 4/1/35	200	236,218

Maryland Health and Higher Educational Facilities Authority, (Goucher College), 5.00%, 7/1/34	1,000	1,041,610

Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins University), Prerefunded to 7/1/22, 5.00%, 7/1/37	900	958,248

Maryland Health and Higher Educational Facilities Authority, (Loyola University Maryland), 5.00%, 10/1/49	1,000	1,212,890

Maryland Health and Higher Educational Facilities Authority, (Stevenson University):

4.00%, 6/1/34	395	451,102

5.00%, 6/1/32	495	622,309

Maryland Industrial Development Financing Authority, (Garrison Forest School, Inc.), 4.00%, 11/1/42	1,000	1,099,460

Maryland Industrial Development Financing Authority, (McDonogh School), 4.00%, 9/1/43	1,100	1,249,820

University System of Maryland, 4.00%, 4/1/34	1,000	1,128,620

		$8,387,241

Escrowed / Prerefunded — 7.1%

Baltimore, MD, Prerefunded to 10/15/22, 5.00%, 10/15/27	$150	$161,789

Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), Prerefunded to 7/1/22, 5.00%, 7/1/33	1,000	1,064,720

Maryland Transportation Authority, Baltimore-Washington International Airport, Parking Revenues, (AMT), Prerefunded to 3/1/22, 5.00%, 3/1/23	2,000	2,092,920

Montgomery County, MD, Prerefunded to 11/1/24, 5.00%, 11/1/29	1,000	1,167,940

University of Maryland, Auxiliary Facility and Tuition Revenue, Prerefunded to 4/1/21, 5.00%, 4/1/28	1,425	1,430,600

		$5,917,969

General Obligations — 20.2%

Anne Arundel County, MD:

5.00%, 10/1/36	$1,000	$1,237,470

5.00%, 10/1/44	1,000	1,255,200

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Baltimore County, MD:

4.00%, 3/1/40	$1,000	$1,171,130

5.00%, 11/1/31	1,000	1,312,160

Baltimore, MD, 4.00%, 10/15/25	1,350	1,425,938

Caroline County, MD, 3.00%, 1/15/37	1,335	1,433,109

District of Columbia, 5.00%, 10/15/32	1,000	1,288,900

Frederick County, MD:

5.00%, 8/1/24	1,000	1,156,950

5.00%, 8/1/31	675	927,106

Howard County, MD, 4.00%, 8/15/36	1,000	1,213,140

Maryland, Prerefunded to 8/1/22, 5.00%, 8/1/24	1,000	1,068,770

Montgomery County, MD, (SPA: U.S. Bank, N.A.), 0.01%, 11/1/37(1)	2,070	2,070,000

Worcester County, MD, 4.00%, 8/1/33	1,000	1,199,180

		$16,759,053

Hospital — 8.9%

Maryland Health and Higher Educational Facilities Authority, (Adventist HealthCare), 4.00%, 1/1/38	$200	$219,838

Maryland Health and Higher Educational Facilities Authority, (Anne Arundel Health System), 5.00%, 7/1/32	1,000	1,206,590

Maryland Health and Higher Educational Facilities Authority, (Mercy Medical Center), 5.00%, 7/1/31	1,000	1,049,280

Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Health System), 4.00%, 7/1/48	500	561,675

Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), Prerefunded to 7/1/24, 5.00%, 7/1/45	1,000	1,151,670

Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 5.00%, 7/1/29	1,000	1,163,270

Maryland Health and Higher Educational Facilities Authority, (UPMC):

4.00%, 4/15/45	500	559,110

5.00%, 4/15/32	275	349,038

Montgomery County, MD, (Trinity Health Corp.), 5.00%, 12/1/45	1,000	1,171,060

		$7,431,531

Housing — 6.3%

Howard County Housing Commission, MD, (Woodfield Oxford Square Apartments), 5.00%, 12/1/37	$1,000	$1,164,900

Maryland Community Development Administration:

2.30%, 9/1/35	1,000	1,020,040

4.10%, 9/1/38	335	366,818

Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue:

4.00%, 7/1/50	315	336,993

5.00%, 7/1/55	1,000	1,150,760

18	See Notes to Financial Statements.

Eaton Vance

Maryland Municipal Income Fund

February 28, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Housing (continued)

Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.00%, 7/1/56	$150	$175,718

Maryland Economic Development Corp., (Towson University), 5.00%, 7/1/37	1,000	1,004,340

		$5,219,569

Industrial Development Revenue — 0.6%

Maryland Economic Development Corp., (AFCO Cargo), (AMT), 3.50%, 7/1/24(2)	$490	$503,122

		$503,122

Insured – Electric Utilities — 0.4%

Puerto Rico Electric Power Authority:

(AGM), 5.00%, 7/1/23	$135	$139,547

(NPFG), 5.25%, 7/1/26	145	157,909

		$297,456

Insured – Escrowed / Prerefunded — 3.6%

Maryland Health and Higher Educational Facilities Authority, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	$2,560	$2,958,310

		$2,958,310

Insured – General Obligations — 0.8%

Puerto Rico:

(AGC), 5.00%, 7/1/21	$370	$371,957

(AGM), 5.125%, 7/1/30	195	201,675

Puerto Rico Public Buildings Authority, (NPFG), 6.00%, 7/1/24	125	128,424

		$702,056

Insured – Hospital — 4.7%

Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	$3,035	$3,945,500

		$3,945,500

Insured – Water and Sewer — 0.3%

Baltimore, MD, (Wastewater Projects), (NPFG), 5.00%, 7/1/22	$250	$260,215

		$260,215

Senior Living / Life Care — 7.0%

Baltimore County, MD, (Oak Crest Village, Inc.), 4.00%, 1/1/45	$1,000	$1,101,040

Baltimore County, MD, (Riderwood Village, Inc.):

4.00%, 1/1/39	1,000	1,107,640

4.00%, 1/1/40	95	105,001

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

Howard County, MD, (Vantage House), 5.00%, 4/1/26	$1,285	$1,328,022

Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.25%, 1/1/37	500	553,270

Rockville, MD, (Ingleside at King Farm), 5.00%, 11/1/37	1,000	1,052,560

Washington County, MD, (Diakon Lutheran Social Ministries), 5.00%, 1/1/32	500	609,020

		$5,856,553

Special Tax Revenue — 1.6%

Baltimore, MD, (Harbor Point), 3.625%, 6/1/46(2)	$1,000	$1,013,870

Maryland Economic Development Corp., (Port Covington), 3.25%, 9/1/30	300	322,332

		$1,336,202

Transportation — 7.9%

Maryland Economic Development Corp., (Purple Line Light Rail), (AMT), 5.00%, 3/31/51	$1,000	$1,115,040

Maryland Economic Development Corp., (Seagirt Marine Terminal), (AMT), 5.00%, 6/1/49	350	385,945

Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/32	500	576,470

Maryland Economic Development Corp., Parking Facilities Revenue, 5.00%, 6/1/58	1,000	1,066,850

Maryland Transportation Authority:

4.00%, 7/1/27	1,000	1,041,670

(AMT), 4.00%, 6/1/35	1,000	1,141,140

Washington, DC Metropolitan Area Transit Authority, 5.00%, 7/1/31	1,000	1,223,970

		$6,551,085

Water and Sewer — 4.7%

Baltimore, MD, (Water Projects):

4.00%, 7/1/37	$330	$393,462

4.00%, 7/1/38	445	528,892

4.00%, 7/1/39	455	539,225

4.00%, 7/1/45	1,000	1,161,820

Washington Suburban Sanitary District, MD, 5.00%, 6/15/30	1,000	1,242,340

		$3,865,739

Total Tax-Exempt Municipal Obligations — 85.6% (identified cost $67,752,135)		$71,167,791

19	See Notes to Financial Statements.

Eaton Vance

Maryland Municipal Income Fund

February 28, 2021

Portfolio of Investments (Unaudited) — continued

Taxable Municipal Obligations — 4.2%
Security	Principal Amount (000’s omitted)	Value

Education — 2.3%

University System of Maryland, 1.64%, 4/1/32	$2,000	$1,951,420

		$1,951,420

Hospital — 1.2%

Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 3.052%, 7/1/40	$1,000	$1,011,840

		$1,011,840

Transportation — 0.7%

Prince George’s County Revenue Authority, MD, (Regional Medical Center Garage):

2.553%, 8/1/26	$275	$282,694

2.593%, 8/1/27	260	265,819

		$548,513

Total Taxable Municipal Obligations — 4.2% (identified cost $3,534,380)		$3,511,773

Total Investments — 89.8% (identified cost $71,286,515)		$74,679,564

Other Assets, Less Liabilities — 10.2%		$8,504,184

Net Assets — 100.0%		$83,183,748

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At February 28, 2021, 10.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 9.2% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at February 28, 2021.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2021, the aggregate value of these securities is $1,516,992 or 1.8% of the Fund’s net assets.

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	–	National Public Finance Guarantee Corp.

SPA	–	Standby Bond Purchase Agreement

20	See Notes to Financial Statements.

Eaton Vance

Missouri Municipal Income Fund

February 28, 2021

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 92.6%
Security	Principal Amount (000’s omitted)	Value

Education — 6.1%

Missouri Health and Educational Facilities Authority, (Saint Louis University), 5.00%, 10/1/36	$1,000	$1,199,530

Missouri Health and Educational Facilities Authority, (University of Central Missouri), 5.00%, 10/1/34	1,000	1,103,330

Missouri Health and Educational Facilities Authority, (Washington University), (SPA: U.S. Bank, N.A.), 0.01%, 3/1/40(1)	500	500,000

University of Missouri:

5.00%, 11/1/25	1,000	1,161,510

5.00%, 11/1/30	1,000	1,341,820

		$5,306,190

Electric Utilities — 2.6%

Missouri Joint Municipal Electric Utility Commission, (Iatan 2 Project), 5.00%, 1/1/34	$1,000	$1,110,820

Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 5.00%, 12/1/31	1,000	1,164,460

		$2,275,280

Escrowed / Prerefunded — 1.2%

Metropolitan St. Louis Sewer District, MO, Prerefunded to 5/1/22, 5.00%, 5/1/30	$1,000	$1,056,620

		$1,056,620

General Obligations — 29.2%

Cape Girardeau County Reorganized School District R-II, MO, 5.00%, 3/1/38	$750	$919,110

Center School District No. 58, MO, 4.00%, 3/1/38	1,000	1,125,570

Excelsior Springs School District No. 40, MO, 5.00%, 3/1/39	820	1,039,981

Fenton Fire Protection District, MO:

4.00%, 3/1/37	400	448,780

4.00%, 3/1/38	500	559,760

Fort Zumwalt School District, MO, 5.00%, 3/1/36	1,000	1,209,450

Francis Howell R-III School District, MO:

4.00%, 3/1/30	1,500	1,782,030

4.00%, 3/1/31	750	879,607

Greene County Reorganized School District No. 2, MO, 5.00%, 3/1/38	875	1,057,665

Hazelwood School District, MO, 5.00%, 3/1/27	1,000	1,239,720

Hickman Mills C-1 School District, MO, 4.00%, 3/1/29	310	365,282

Independence School District, MO:

5.50%, 3/1/33	450	563,715

5.50%, 3/1/34	1,000	1,252,240

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Jackson County Reorganized School District No. 7, MO, 4.00%, 3/1/37	$1,500	$1,765,200

Jefferson City School District, MO:

5.00%, 3/1/36	1,000	1,184,190

5.00%, 3/1/38	500	601,185

Joplin Schools, MO, 5.00%, 3/1/30	1,000	1,238,750

Kansas City, MO:

3.125%, 2/1/39	1,000	1,061,690

5.00%, 2/1/32	450	561,640

Lake Ozark Osage School, MO, (School Building), 5.00%, 3/1/34	1,000	1,118,860

Maplewood Richmond Heights School District, MO:

3.00%, 3/1/34	250	268,943

3.00%, 3/1/35	250	268,273

4.00%, 3/1/31	100	115,474

Raytown C-2 School District, MO, 5.00%, 3/1/39	1,000	1,248,950

Springfield School District No. R-12, MO, 5.00%, 3/1/33	1,000	1,091,210

University City School District, MO:

0.00%, 2/15/32	1,000	809,680

0.00%, 2/15/33	1,000	786,640

Wentzville R-IV School District, MO, 0.00%, 3/1/27	805	719,316

		$25,282,911

Hospital — 14.9%

Cape Girardeau County Industrial Development Authority, MO, (St. Francis Medical Center):

5.00%, 6/1/37	$1,000	$1,036,580

5.00%, 6/1/39	1,000	1,143,880

Missouri Health and Educational Facilities Authority, (BJC Health System):

4.15%, 1/1/32	1,000	1,075,230

5.00%, 1/1/30	1,000	1,112,810

Missouri Health and Educational Facilities Authority, (Children’s Mercy Hospital), 4.00%, 5/15/42	1,000	1,084,710

Missouri Health and Educational Facilities Authority, (CoxHealth), 4.00%, 11/15/39	1,250	1,402,687

Missouri Health and Educational Facilities Authority, (Heartland Regional Medical Center), 5.00%, 2/15/37	1,000	1,032,010

Missouri Health and Educational Facilities Authority, (Mercy Health):

4.00%, 6/1/53	1,500	1,687,335

5.00%, 11/15/47	1,000	1,174,080

Missouri Health and Educational Facilities Authority, (Saint Luke’s Health System):

4.00%, 11/15/33	1,480	1,641,705

4.00%, 11/15/42	500	544,950

		$12,935,977

21	See Notes to Financial Statements.

Eaton Vance

Missouri Municipal Income Fund

February 28, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Housing — 4.4%

Missouri Housing Development Commission, SFMR, (FHLMC), (FNMA), (GNMA):

2.35%, 11/1/35	$930	$963,954

3.00%, 11/1/39	930	967,367

3.00%, 11/1/44	990	1,014,295

3.75%, 11/1/43	780	833,383

		$3,778,999

Industrial Development Revenue — 2.3%

Missouri Development Finance Authority, Solid Waste Disposal, (Procter & Gamble Paper Products), (AMT), 5.20%, 3/15/29	$1,540	$1,960,713

		$1,960,713

Insured – Education — 0.3%

Missouri Southern State University:

(AGM), 4.00%, 10/1/37	$85	$95,025

(AGM), 4.00%, 10/1/38	70	78,027

(AGM), 4.00%, 10/1/39	55	61,157

		$234,209

Insured – Electric Utilities — 1.5%

Puerto Rico Electric Power Authority:

(NPFG), 5.25%, 7/1/29	$950	$1,047,432

(NPFG), 5.25%, 7/1/34	215	243,565

		$1,290,997

Insured – General Obligations — 1.8%

Francis Howell R-III School District, MO, (NPFG), 5.25%, 3/1/21	$1,000	$1,000,000

Riverview Fire Protection District, MO, (BAM), 3.00%, 3/1/36	515	554,171

		$1,554,171

Insured – Lease Revenue / Certificates of Participation — 5.7%

Kansas City, MO, Leasehold Revenue, (Municipal Assistance):

(AMBAC), 0.00%, 4/15/26	$2,170	$2,035,829

(AMBAC), 0.00%, 4/15/30	2,105	1,763,611

Sedalia, MO, Certificates of Participation, (BAM), 4.00%, 9/15/37	500	562,790

St. Louis Municipal Library District, MO:

(BAM), 4.00%, 3/15/34	300	347,799

(BAM), 4.00%, 3/15/35	200	230,336

		$4,940,365

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 3.5%

Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Saint Clair County Metrolink), (AGM), 5.25%, 7/1/28	$2,355	$3,059,875

		$3,059,875

Insured – Transportation — 2.7%

Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$835	$1,049,052

Saint Louis Airport, MO, (Lambert International Airport), (NPFG), 5.50%, 7/1/30	1,000	1,333,300

		$2,382,352

Lease Revenue / Certificates of Participation — 3.1%

Orchard Farm R-V School District, MO, Certificates of Participation, 4.00%, 4/1/32	$300	$347,844

St. Charles, MO, Certificates of Participation, 4.00%, 2/1/34	1,000	1,177,150

Washington, MO, Certificates of Participation, 5.00%, 3/1/28	940	1,175,818

		$2,700,812

Other Revenue — 1.4%

Missouri Development Finance Board, (Nelson Gallery Foundation), (SPA: U.S. Bank, N.A.), 0.01%, 12/1/37(1)	$1,200	$1,200,000

		$1,200,000

Senior Living / Life Care — 3.7%

Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/40	$500	$536,410

Missouri Health and Educational Facilities Authority, (Lutheran Senior Services):

5.00%, 2/1/31	200	227,744

5.00%, 2/1/35	1,000	1,126,240

Saint Louis County Industrial Development Authority, MO, (Friendship Village of St. Louis):

5.00%, 9/1/37	500	562,405

5.00%, 9/1/38	250	278,350

Saint Louis County Industrial Development Authority, MO, (St. Andrew’s Resources for Seniors Obligated Group), 5.00%, 12/1/35	500	520,515

		$3,251,664

Special Tax Revenue — 0.0%(2)

St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	$25	$24,360

		$24,360

22	See Notes to Financial Statements.

Eaton Vance

Missouri Municipal Income Fund

February 28, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation — 2.6%

Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AMT), 4.00%, 3/1/45	$2,000	$2,218,700

		$2,218,700

Water and Sewer — 5.6%

Indiana Finance Authority, (CWA Authority), Green Bonds:

4.00%, 10/1/36	$355	$427,189

5.00%, 10/1/33	250	325,385

Kansas City, MO, Water Revenue:

4.00%, 12/1/40	500	604,300

4.00%, 12/1/41	550	662,129

Metropolitan St. Louis Sewer District, MO:

5.00%, 5/1/27	1,000	1,055,250

5.00%, 5/1/36	250	303,285

5.00%, 5/1/46	700	886,704

Omaha, NE, Sanitary Sewerage System Revenue, 4.00%, 4/1/35	500	599,330

		$4,863,572

Total Tax-Exempt Municipal Obligations — 92.6% (identified cost $74,792,384)		$80,317,767

Taxable Municipal Obligations — 2.0%
Security	Principal Amount (000’s omitted)	Value

General Obligations — 2.0%

Johnson County Unified School District No. 233, KS, 1.501%, 9/1/29(3)	$1,000	$1,002,590

Metropolitan Government of Nashville and Davidson County, TN, 1.486%, 7/1/31	710	695,402

Total Taxable Municipal Obligations — 2.0% (identified cost $1,710,000)		$1,697,992

Total Investments — 94.6% (identified cost $76,502,384)		$82,015,759

Other Assets, Less Liabilities — 5.4%		$4,714,573

Net Assets — 100.0%		$86,730,332

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At February 28, 2021, 16.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.3% to 4.6% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at February 28, 2021.

(2)	Amount is less than 0.05%.

(3)	When-issued security.

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

FHLMC	–	Federal Home Loan Mortgage Corp.

FNMA	–	Federal National Mortgage Association

GNMA	–	Government National Mortgage Association

NPFG	–	National Public Finance Guarantee Corp.

SFMR	–	Single Family Mortgage Revenue

SPA	–	Standby Bond Purchase Agreement

23	See Notes to Financial Statements.

Eaton Vance

North Carolina Municipal Income Fund

February 28, 2021

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 0.3%
Security	Principal Amount (000’s omitted)	Value

Hospital — 0.3%

Harnett Health System, Inc., NC, 4.25%, 4/1/32	$510	$502,350

Total Corporate Bonds & Notes — 0.3% (identified cost $510,000)		$502,350

Tax-Exempt Municipal Obligations — 93.9%
Security	Principal Amount (000’s omitted)	Value

Education — 9.6%

North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/25	$365	$382,440

North Carolina Capital Facilities Finance Agency, (Duke University):

4.00%, 10/1/39	1,300	1,455,610

5.00%, 10/1/44	2,000	2,393,960

North Carolina State University at Raleigh, Prerefunded to 10/1/23, 5.00%, 10/1/42	1,140	1,277,940

University of North Carolina at Chapel Hill, 0.482%, (67% of 1 mo. USD LIBOR + 0.40%), 11/9/22 (Put Date), 12/1/41(1)	750	751,890

University of North Carolina at Charlotte:

4.00%, 10/1/34	770	874,797

4.00%, 10/1/45	250	282,995

Prerefunded to 4/1/22, 5.00%, 4/1/32	1,250	1,315,012

University of North Carolina at Greensboro:

4.00%, 4/1/35	1,000	1,140,870

5.00%, 4/1/26	660	744,922

University of North Carolina at Wilmington, 4.00%, 10/1/36	1,500	1,740,345

Western Carolina University, NC:

4.00%, 4/1/45	1,000	1,148,420

5.00%, 10/1/36	1,000	1,216,140

		$14,725,341

Escrowed / Prerefunded — 5.4%

Durham Capital Financing Corp., NC:

Prerefunded to 6/1/22, 5.00%, 6/1/32	$1,700	$1,803,139

Prerefunded to 6/1/23, 5.00%, 6/1/38	1,000	1,106,850

North Carolina Medical Care Commission, (Duke University Health System), Prerefunded to 6/1/22, 5.00%, 6/1/42	1,250	1,325,838

North Carolina Municipal Power Agency No. 1, (Catawba), Prerefunded to 1/1/22, 5.00%, 1/1/31	885	920,462

North Carolina, Capital Improvement Limited Obligation Bonds, Prerefunded to 5/1/21, 5.00%, 5/1/30	1,000	1,007,990

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)

University of North Carolina at Greensboro, Prerefunded to 4/1/22, 5.00%, 4/1/31	$1,020	$1,073,621

Watauga Public Facilities Corp., NC, Prerefunded to 6/1/22, 5.00%, 6/1/27	1,000	1,060,670

		$8,298,570

General Obligations — 9.5%

Brunswick County, NC, 4.00%, 8/1/31	$1,000	$1,243,670

Durham County, NC, 4.00%, 6/1/33	1,785	2,158,475

Forsyth County, NC:

4.00%, 3/1/28	735	872,688

5.00%, 3/1/31	1,000	1,296,120

Greensboro, NC, Series 2014, 5.00%, 2/1/27	650	737,230

North Carolina, 5.00%, 6/1/30	1,530	2,002,250

Pender County, NC, 5.00%, 3/1/27	1,015	1,228,028

Randolph County, NC, Limited Obligation Bonds:

4.00%, 10/1/38	1,000	1,169,310

4.00%, 10/1/39	500	583,210

Wilmington, NC, Limited Obligation Bonds:

4.00%, 6/1/35	150	182,193

4.00%, 6/1/37	690	829,649

Winston-Salem, NC, 4.00%, 6/1/29	1,925	2,224,222

		$14,527,045

Hospital — 11.1%

New Hanover County, NC, (New Hanover Regional Medical Center):

Prerefunded to 10/1/27, 5.00%, 10/1/30	$250	$314,620

Prerefunded to 10/1/27, 5.00%, 10/1/36	1,000	1,258,480

North Carolina Medical Care Commission, (Cape Fear Valley Health System), Prerefunded to 10/1/22, 5.00%, 10/1/32	2,000	2,153,400

North Carolina Medical Care Commission, (CaroMont Health), 4.00%, 2/1/36	700	842,198

North Carolina Medical Care Commission, (Novant Health Obligated Group), 4.00%, 11/1/49	3,500	3,977,260

North Carolina Medical Care Commission, (Rex Healthcare, Inc.):

4.00%, 7/1/39	1,000	1,148,710

5.00%, 7/1/32	1,000	1,143,500

North Carolina Medical Care Commission, (Southeastern Regional Medical Center), 5.00%, 6/1/32	1,645	1,708,661

North Carolina Medical Care Commission, (Vidant Health), 5.00%, 6/1/31	2,000	2,305,080

North Carolina Medical Care Commission, (WakeMed), 5.00%, 10/1/31	2,000	2,102,780

		$16,954,689

24	See Notes to Financial Statements.

Eaton Vance

North Carolina Municipal Income Fund

February 28, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Housing — 0.5%

North Carolina Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.00%, 7/1/35	$750	$753,075

		$753,075

Industrial Development Revenue — 0.3%

Columbus County Industrial Facilities & Pollution Control Financing Authority, NC, (International Paper Co.), (AMT), 2.10% to 10/1/24 (Put Date), 3/1/27	$500	$523,260

		$523,260

Insured – Education — 0.0%(2)

University of North Carolina, (AGC), 5.00%, 10/1/33	$35	$35,111

		$35,111

Insured – Electric Utilities — 1.4%

Puerto Rico Electric Power Authority:

(NPFG), 5.25%, 7/1/34	$1,335	$1,512,368

(NPFG), 5.25%, 7/1/35	600	682,320

		$2,194,688

Insured – Transportation — 3.8%

North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/35	$6,500	$4,707,560

Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	905	1,136,997

		$5,844,557

Lease Revenue / Certificates of Participation — 21.3%

Buncombe County, NC:

5.00%, 6/1/29	$750	$855,233

5.00%, 6/1/31	1,000	1,137,540

Buncombe County, NC, Limited Obligation Bonds:

4.00%, 6/1/34	100	121,838

4.00%, 6/1/35	150	182,193

4.00%, 6/1/36	150	181,473

5.00%, 6/1/31	100	132,276

Cabarrus County, NC, Limited Obligation Bonds:

5.00%, 6/1/28	1,600	1,993,808

5.00%, 4/1/29	1,000	1,195,800

5.00%, 4/1/30	1,000	1,189,080

Charlotte, NC, 4.00%, 6/1/39	1,000	1,165,400

Charlotte, NC, (Convention Facility), 4.00%, 6/1/39	875	1,019,725

Dare County, NC, Limited Obligation Bonds, 4.00%, 6/1/33	200	243,510

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation (continued)

Davidson County, NC, Limited Obligation Bonds, 5.00%, 6/1/31	$2,010	$2,393,146

Durham Capital Financing Corp., NC, 5.00%, 10/1/31	1,170	1,489,270

Florida Department of Transportation Financing Corp., 3.00%, 7/1/33	1,000	1,136,740

Gwinnett County Water and Sewerage Authority, GA, 3.00%, 8/1/32	750	860,842

Johnston County Finance Corp., NC:

4.00%, 4/1/35	400	480,960

4.00%, 4/1/36	1,015	1,215,706

Mooresville, NC, Limited Obligation Bonds:

3.00%, 10/1/36	350	388,700

3.00%, 10/1/38	215	237,087

4.00%, 10/1/31	145	180,007

4.00%, 10/1/32	130	159,878

4.00%, 10/1/33	150	183,444

4.00%, 10/1/34	130	157,898

North Carolina Turnpike Authority, (Monroe Connector System):

5.00%, 7/1/31	1,000	1,015,950

5.00%, 7/1/36	1,750	1,777,912

North Carolina Turnpike Authority, (Monroe Expressway System), 5.00%, 7/1/39(3)	500	650,450

North Carolina, Limited Obligation Bonds:

3.00%, 5/1/34	1,000	1,119,510

4.00%, 5/1/33	1,000	1,203,350

4.00%, 5/1/35	250	304,498

5.00%, 5/1/29	1,000	1,242,260

Orange County Public Facilities Co., NC, 4.00%, 10/1/31	400	471,764

Scotland County, NC, Limited Obligation Bonds:

5.00%, 12/1/29	500	609,380

5.00%, 12/1/31	55	66,242

5.00%, 12/1/33	250	298,975

Wake County, NC, Limited Obligation Bonds:

3.00%, 3/1/35	1,500	1,687,035

5.00%, 3/1/26	1,000	1,217,100

5.00%, 9/1/35	1,000	1,280,330

Wayne County, NC, Limited Obligation Bonds, 5.00%, 6/1/28	500	619,300

Winston-Salem, NC, 5.00%, 6/1/27	750	860,985

		$32,726,595

Other Revenue — 1.5%

Durham County Industrial Facilities & Pollution Control Financing Authority, NC, (Research Triangle Institute):

5.00%, 2/1/24	$1,000	$1,127,660

5.00%, 2/1/25	1,035	1,206,769

		$2,334,429

25	See Notes to Financial Statements.

Eaton Vance

North Carolina Municipal Income Fund

February 28, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care — 5.2%

North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/31	$2,000	$2,361,280

North Carolina Medical Care Commission, (Galloway Ridge), 5.00%, 1/1/30	1,310	1,496,649

North Carolina Medical Care Commission, (Pennybyrn at Maryfield), 5.00%, 10/1/40	600	669,066

North Carolina Medical Care Commission, (The Pines at Davidson), 5.00%, 1/1/38	1,000	1,112,520

North Carolina Medical Care Commission, (Twin Lakes Community), 5.00%, 1/1/44	595	665,299

North Carolina Medical Care Commission, (United Church Homes and Services), 5.00%, 9/1/46	1,000	1,030,980

North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/30	635	696,684

		$8,032,478

Solid Waste — 0.7%

Mecklenburg County, NC, Special Obligation, 5.00%, 1/1/26	$1,000	$1,003,570

		$1,003,570

Transportation — 14.5%

Charlotte, NC, (Charlotte Douglas International Airport):

5.50%, 7/1/34	$535	$536,947

(AMT), 4.00%, 7/1/36	630	709,783

(AMT), 4.00%, 7/1/37	1,000	1,122,850

(AMT), 5.00%, 7/1/36	1,500	1,518,975

(AMT), 5.00%, 7/1/42	550	644,369

(AMT), 5.375%, 7/1/28	1,000	1,003,630

Georgia State Road and Tollway Authority, 5.00%, 6/1/32	1,000	1,312,760

North Carolina Turnpike Authority, (Triangle Expressway System):

4.00%, 1/1/33	2,000	2,338,980

5.00%, 1/1/40	2,500	2,977,725

5.00%, 1/1/43	500	600,810

North Carolina, Grant Anticipation Revenue Vehicle Bonds, 5.00%, 3/1/34	4,000	5,048,920

Raleigh-Durham Airport Authority, NC:

(AMT), Series 2017A, 5.00%, 5/1/36	2,000	2,384,540

(AMT), Series 2020A, 5.00%, 5/1/36	1,580	2,005,226

		$22,205,515

Water and Sewer — 9.1%

Brunswick County, NC, (Water and Wastewater Systems), 5.00%, 4/1/30	$750	$861,315

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)

Brunswick County, NC, Enterprise Systems Revenue, 4.00%, 4/1/34	$700	$847,371

Buncombe County Metropolitan Sewerage District, NC:

5.00%, 7/1/26	305	351,717

5.00%, 7/1/28	540	620,190

Cape Fear Public Utility Authority, NC, Water and Sewer System Revenue, 5.00%, 8/1/29	1,375	1,665,991

Cary, NC, Combined Enterprise System Revenue, 5.00%, 12/1/30	675	857,189

Charlotte, NC, Storm Water Fee Revenue:

3.00%, 12/1/36	400	449,188

3.00%, 12/1/37	400	445,648

Charlotte, NC, Water and Sewer System Revenue, 4.00%, 7/1/36	500	606,070

Greensboro, NC, Combined Enterprise System Revenue, 4.00%, 6/1/45	1,000	1,177,180

Greensboro, NC, Combined Enterprise System Revenue, Green Bonds, 4.00%, 6/1/30	1,065	1,253,196

High Point, NC, Combined Enterprise System Revenue, 4.00%, 11/1/34	1,000	1,208,650

Lincoln County, NC, Enterprise System Revenue:

3.00%, 8/1/32	255	286,679

3.00%, 8/1/33	235	262,032

3.00%, 8/1/34	175	193,400

3.00%, 8/1/35	250	274,432

3.00%, 8/1/38	200	216,196

3.00%, 8/1/39	240	258,046

3.00%, 8/1/40	160	171,554

Union County, NC, Enterprise Systems Revenue:

5.00%, 6/1/30	835	1,082,043

5.00%, 6/1/32	725	930,552

		$14,018,639

Total Tax-Exempt Municipal Obligations — 93.9% (identified cost $135,467,686)		$144,177,562

26	See Notes to Financial Statements.

Eaton Vance

North Carolina Municipal Income Fund

February 28, 2021

Portfolio of Investments (Unaudited) — continued

Taxable Municipal Obligations — 0.2%
Security	Principal Amount (000’s omitted)	Value

General Obligations — 0.2%

Jonesborough, TN, 2.45%, 6/1/39	$250	$242,870

Total Taxable Municipal Obligations — 0.2% (identified cost $250,000)		$242,870

Total Investments — 94.4% (identified cost $136,227,686)		$144,922,782

Other Assets, Less Liabilities — 5.6%		$8,567,809

Net Assets — 100.0%		$153,490,591

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by North Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At February 28, 2021, 5.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.5% to 4.1% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at February 28, 2021.

(2)	Amount is less than 0.05%.

(3)	When-issued security.

Abbreviations:

AGC	–	Assured Guaranty Corp.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FHLMC	–	Federal Home Loan Mortgage Corp.

FNMA	–	Federal National Mortgage Association

GNMA	–	Government National Mortgage Association

LIBOR	–	London Interbank Offered Rate

NPFG	–	National Public Finance Guarantee Corp.

Currency Abbreviations:

USD	–	United States Dollar

27	See Notes to Financial Statements.

Eaton Vance

Oregon Municipal Income Fund

February 28, 2021

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 82.0%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.0%

Oregon, Bond Bank Revenue:

5.00%, 1/1/32	$955	$1,137,252

5.00%, 1/1/33	610	725,778

		$1,863,030

Education — 2.1%

Forest Grove, OR, (Pacific University):

5.00%, 5/1/30	$500	$554,290

5.25%, 5/1/34	1,000	1,039,260

Oregon Facilities Authority, (University of Portland):

5.00%, 4/1/27	500	572,680

5.00%, 4/1/29	500	568,290

5.00%, 4/1/45	1,000	1,106,680

		$3,841,200

Electric Utilities — 3.1%

Confederated Tribes of Warm Springs Reservation, OR, (Pelton-Round Butte Hydroelectric Project), Green Bonds:

5.00%, 11/1/32(1)	$500	$603,665

5.00%, 11/1/34(1)	500	595,820

5.00%, 11/1/36(1)	500	590,320

5.00%, 11/1/39(1)	1,300	1,522,677

Eugene, OR, Electric Utility System Revenue, 5.00%, 8/1/47	2,000	2,381,800

		$5,694,282

Escrowed / Prerefunded — 4.8%

Medford, OR, Prerefunded to 7/15/23, 5.00%, 7/15/32	$545	$605,708

North Clackamas School District No. 12, OR, Clackamas County, Prerefunded to 6/15/24, 5.00%, 6/15/28	2,500	2,878,600

Oregon Facilities Authority, (Lewis & Clark College), Prerefunded to 10/1/21, 5.625%, 10/1/36	2,000	2,063,280

Pendleton School District No. 16R, OR, Umatilla County, Prerefunded to 6/15/24, 5.00%, 6/15/28	1,000	1,151,440

Tri-County Metropolitan Transportation District, OR, Prerefunded to 9/1/22, 5.00%, 9/1/30	2,000	2,145,320

		$8,844,348

General Obligations — 45.1%

Astoria School District No. 1C, OR, Clatsop County, 5.00%, 6/15/37	$1,380	$1,748,294

Auburn School District No. 408, WA:

4.00%, 12/1/31	170	210,627

4.00%, 12/1/32	170	209,528

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Auburn School District No. 408, WA: (continued)

4.00%, 12/1/33	$150	$183,990

4.00%, 12/1/34	200	244,500

Bethel School District No. 52, OR:

4.00%, 6/15/23	250	271,380

4.00%, 6/15/24	275	307,543

Canby School District No. 86, OR:

4.00%, 6/15/38	900	1,073,304

4.00%, 6/15/39	850	1,010,743

4.00%, 6/15/40	800	948,848

Centennial School District No. 28Jt, OR, 5.00%, 6/15/45	3,000	3,787,680

Central School District No. 13J, OR, Polk, Marion and Benton Counties, 0.00%, 6/15/38	750	494,460

Chemeketa Community College District, OR, 5.00%, 6/15/25	1,000	1,146,010

Coos Bay School District No. 9, OR:

5.00%, 6/15/39	850	1,095,803

5.00%, 6/15/40	750	964,462

5.00%, 6/15/43	750	955,740

Corvallis School District No. 509J, OR, Benton and Linn Counties:

4.00%, 6/15/35	500	605,220

4.00%, 6/15/36	650	783,672

4.00%, 6/15/38	700	838,110

5.00%, 6/15/27	1,280	1,615,450

David Douglas School District No. 40, OR, Multnomah County, 0.00%, 6/15/24	1,640	1,607,331

Eugene School District No. 4J, OR, Lane and Linn Counties, 4.00%, 6/15/35	1,500	1,777,410

Fern Ridge School District 28J, OR, Lane and Douglas Counties, 5.00%, 6/15/25	525	623,233

Forest Grove School District No. 15, OR, Washington County, 0.00%, 6/15/26	1,975	1,866,592

Gresham-Barlow School District No. 10Jt, OR, Multnomah and Clackamas Counties:

0.00%, 6/15/31	200	164,664

0.00%, 6/15/32	400	315,872

0.00%, 6/15/33	500	378,740

Hermiston School District No. 8R, OR, Umatilla County, 0.00%, 6/15/43	3,160	1,623,513

Hillsboro School District No. 1J, OR, Washington, Multnomah and Yamhill Counties:

4.00%, 6/15/36	925	1,110,805

5.00%, 6/15/32	2,000	2,451,020

5.00%, 6/15/37	1,605	1,940,268

Jackson County School District No. 6, OR, Central Point:

0.00%, 6/15/45	1,000	466,320

4.00%, 6/15/38	1,385	1,613,373

28	See Notes to Financial Statements.

Eaton Vance

Oregon Municipal Income Fund

February 28, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Klamath County School District, OR, 5.00%, 6/15/29	$1,155	$1,271,701

Lake Oswego, OR:

4.00%, 12/1/31	1,000	1,175,840

5.00%, 12/1/26	1,225	1,523,839

5.00%, 6/1/33	2,450	2,701,198

Lane Community College, OR:

4.00%, 6/15/39	1,400	1,664,754

4.00%, 6/15/40	1,265	1,500,366

Metro, OR, 4.00%, 6/1/31	1,365	1,625,688

North Clackamas School District No. 12, OR, Clackamas County:

5.00%, 6/15/35	1,000	1,244,050

5.00%, 6/15/39	1,910	2,350,293

5.00%, 6/15/42	1,500	1,832,055

Oregon City School District No. 62, Clackamas County, 5.00%, 6/15/38	2,000	2,474,460

Oregon Elderly and Disabled Housing, (AMT), 5.65%, 8/1/26	760	762,713

Pendleton School District No. 16R, OR, Umatilla County, 5.00%, 6/15/24	1,220	1,402,890

Philomath School District No. 17J, OR, Benton and Polk Counties:

0.00%, 6/15/28	1,000	907,970

0.00%, 6/15/30	700	600,327

Portland Community College District, OR, 5.00%, 6/15/32	795	960,567

Portland Housing Authority, OR, (Pearl Court LP), (AMT), 4.625%, 1/1/27	1,280	1,286,477

Portland Housing Authority, OR, (Yards Union Station Project):

(AMT), 4.75%, 5/1/22	195	195,589

(AMT), 4.85%, 5/1/29	2,740	2,745,973

Portland School District No. 1, OR, Multnomah County, 3.00%, 6/15/35	2,500	2,776,475

Redmond, OR, 5.00%, 6/1/28	605	689,053

Redmond School District No. 2J, OR, Deschutes and Jefferson Counties:

0.00%, 6/15/25	460	443,123

0.00%, 6/15/27	3,175	2,943,638

3.00%, 6/15/23	115	122,188

3.00%, 6/15/24	220	238,781

3.00%, 6/15/25	825	911,089

3.00%, 6/15/26	265	297,150

Reynolds School District No. 7, OR, Multnomah County:

3.00%, 6/1/34	200	220,072

3.00%, 6/1/35	200	218,486

4.00%, 6/1/31	300	366,366

4.00%, 6/1/32	200	242,928

4.00%, 6/1/33	125	151,114

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Riverdale School District No. 51J, OR, Multnomah and Clackamas Counties:

0.00%, 6/15/29	$1,000	$876,240

0.00%, 6/15/30	1,215	1,032,446

Salem-Keizer School District No. 24J, OR:

0.00%, 6/15/29	1,050	923,076

5.00%, (0.00% until 6/15/21), 6/15/35	1,025	1,309,325

Tigard-Tualatin School District No. 23J, OR, Washington and Clackamas Counties, 5.00%, 6/15/40	2,500	3,143,075

Warrenton-Hammond School District No. 30, OR, Clatsop County, 5.00%, 6/15/32	1,000	1,280,050

West Linn-Wilsonville School District No. 3Jt, OR, Clackamas and Washington Counties, 0.00%, 6/15/37	1,375	944,171

Winston-Dillard School District No. 116, OR:

0.00%, 6/15/35	230	163,698

0.00%, 6/15/36	435	298,506

0.00%, 6/15/39	605	371,682

		$82,623,987

Hospital — 6.2%

Astoria Hospital Facilities Authority, OR, (Columbia Memorial Hospital), 5.00%, 8/1/41	$310	$352,839

Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 5.00%, 9/1/22	250	266,955

Medford Hospital Facilities Authority, OR, (Asante Health System):

4.00%, 8/15/39	1,000	1,164,360

5.00%, 8/15/38	1,850	2,353,015

Oregon Facilities Authority, (PeaceHealth), 5.00%, 11/15/29	1,500	1,672,785

Oregon Facilities Authority, (Samaritan Health Services):

5.00%, 10/1/29	1,000	1,187,360

5.00%, 10/1/30	300	387,468

5.00%, 10/1/35	275	341,679

Salem Hospital Facility Authority, OR, (Salem Health), 5.00%, 5/15/44	3,000	3,656,550

		$11,383,011

Housing — 1.5%

Oregon Housing and Community Services Department:

(AMT), 3.45%, 1/1/33	$1,305	$1,374,739

(AMT), 5.15%, 7/1/42	1,350	1,351,863

		$2,726,602

29	See Notes to Financial Statements.

Eaton Vance

Oregon Municipal Income Fund

February 28, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue — 0.6%

Gilliam County, OR, Solid Waste Revenue, (AMT), 2.40% to 5/2/22 (Put Date), 8/1/25	$1,175	$1,178,866

		$1,178,866

Insured – Electric Utilities — 1.9%

Puerto Rico Electric Power Authority:

(NPFG), 5.25%, 7/1/29	$1,045	$1,152,175

(NPFG), 5.25%, 7/1/34	2,120	2,401,663

		$3,553,838

Insured – General Obligations — 4.6%

Lebanon Community School District No. 9, OR, Linn County, (NPFG), 5.50%, 6/15/30	$4,000	$5,321,920

Newport, OR:

(AGC), 0.00%, 6/1/28	1,000	905,490

(AGC), 0.00%, 6/1/29	1,225	1,078,931

West Linn-Wilsonville School District No. 3Jt, OR, Clackamas and Washington Counties, (NPFG), 0.00%, 6/15/23	1,050	1,038,881

		$8,345,222

Insured – Hospital — 0.6%

Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	$1,055	$1,054,304

		$1,054,304

Other Revenue — 2.3%

Metro, OR, (Oregon Convention Center Hotel), 5.00%, 6/15/29	$215	$264,164

Oregon Department of Administrative Services, Lottery Revenue:

5.00%, 4/1/25	2,000	2,280,320

5.00%, 4/1/33	1,280	1,563,981

		$4,108,465

Senior Living / Life Care — 1.1%

Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.375%, 11/15/55	$100	$107,239

Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.00%, 10/1/24	340	362,239

Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza, Inc.), 5.00%, 12/1/36	750	843,780

Salem Hospital Facility Authority, OR, (Capital Manor), 5.00%, 5/15/33	550	628,084

		$1,941,342

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 1.9%

Beaverton, OR, Special Tax Revenue:

4.00%, 6/1/37	$400	$474,540

4.00%, 6/1/40	1,000	1,176,190

Tri-County Metropolitan Transportation District, OR, Payroll Tax Revenue, 5.00%, 9/1/38	1,500	1,818,390

		$3,469,120

Transportation — 3.8%

Port of Portland, OR, (Portland International Airport):

(AMT), 4.00%, 7/1/39	$2,500	$2,805,350

(AMT), 5.00%, 7/1/29	1,155	1,382,985

(AMT), 5.00%, 7/1/34	1,000	1,175,810

(AMT), 5.00%, 7/1/35	1,300	1,592,383

		$6,956,528

Water and Sewer — 1.4%

Clackamas River Water, OR, 5.00%, 11/1/29	$100	$116,711

Grants Pass, OR, Wastewater Revenue:

4.00%, 12/1/36	1,160	1,324,581

4.00%, 12/1/37	1,000	1,138,970

		$2,580,262

Total Tax-Exempt Municipal Obligations — 82.0% (identified cost $141,102,121)		$150,164,407

Taxable Municipal Obligations — 1.7%
Security	Principal Amount (000’s omitted)	Value

General Obligations — 0.7%

Bethel School District No. 52, OR, 1.25%, 6/15/28	$250	$244,805

Portland Community College, OR, 1.888%, 6/15/33	1,000	990,390

		$1,235,195

Insured – Housing — 1.0%

Oregon Facilities Authority, (CHF-Ashland, LLC - Southern Oregon University):

(AGM), 1.286%, 7/1/24	$150	$150,924

(AGM), 1.659%, 7/1/26	175	173,607

(AGM), 2.255%, 7/1/28	175	174,844

(AGM), 2.579%, 7/1/30	250	249,998

30	See Notes to Financial Statements.

Eaton Vance

Oregon Municipal Income Fund

February 28, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Housing (continued)

Oregon Facilities Authority, (CHF-Ashland, LLC - Southern Oregon University): (continued)

(AGM), 3.508%, 7/1/41	$1,000	$1,029,550

		$1,778,923

Total Taxable Municipal Obligations — 1.7% (identified cost $3,000,000)		$3,014,118

Total Investments — 83.7% (identified cost $144,102,121)		$153,178,525

Other Assets, Less Liabilities — 16.3%		$29,889,746

Net Assets — 100.0%		$183,068,271

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Oregon municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At February 28, 2021, 9.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.2% to 7.2% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2021, the aggregate value of these securities is $3,312,482 or 1.8% of the Fund’s net assets.

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	–	National Public Finance Guarantee Corp.

31	See Notes to Financial Statements.

Eaton Vance

South Carolina Municipal Income Fund

February 28, 2021

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 87.2%
Security	Principal Amount (000’s omitted)	Value

Education — 8.9%

Clemson University, SC, 5.00%, 5/1/26	$2,000	$2,425,700

College of Charleston, SC, Academic and Administrative Facilities, 5.00%, 4/1/37	2,695	2,702,842

Florence-Darlington Commission for Technical Education, SC, 5.00%, 3/1/28	600	640,680

South Carolina Jobs-Economic Development Authority, (Furman University):

5.00%, 10/1/32	2,000	2,301,560

5.00%, 10/1/45	2,000	2,251,420

South Carolina Jobs-Economic Development Authority, (Wofford College):

5.00%, 4/1/32	590	716,809

5.00%, 4/1/44	1,000	1,173,250

University of South Carolina, Athletic Facilities, 5.00%, 5/1/37	1,500	1,745,565

University of South Carolina, Higher Education, 5.00%, 5/1/30	600	645,702

		$14,603,528

Electric Utilities — 2.4%

Piedmont Municipal Power Agency, SC:

5.00%, 1/1/24	$250	$279,728

5.00%, 1/1/25	1,000	1,154,290

South Carolina Public Service Authority, 5.00%, 12/1/37	2,000	2,408,120

		$3,842,138

Escrowed / Prerefunded — 5.5%

Georgetown County, SC:

Prerefunded to 3/1/23, 5.00%, 3/1/31	$2,510	$2,750,031

Prerefunded to 3/1/23, 5.00%, 3/1/33	2,750	3,012,982

South Carolina Jobs-Economic Development Authority, (Bon Secours Health System, Inc.):

Prerefunded to 11/1/22, 5.00%, 11/1/28	2,500	2,699,225

Prerefunded to 11/1/22, 5.00%, 11/1/29	450	485,861

		$8,948,099

General Obligations — 21.0%

Aiken County Consolidated School District, SC:

4.00%, 4/1/37	$1,500	$1,768,590

5.00%, 3/1/25	2,020	2,379,762

Anderson County School District No. 5, SC, 5.00%, 3/1/30	2,000	2,383,480

Charleston County School District, SC, 5.00%, 5/12/21	2,000	2,019,200

Charleston County, SC:

4.00%, 11/1/26	1,500	1,728,510

4.00%, 11/1/31	1,500	1,842,375

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Colleton County School District, SC, 5.00%, 3/1/25	$1,060	$1,247,864

Georgetown County School District, SC, 4.00%, 3/1/33	1,000	1,171,990

Hilton Head Island, SC:

4.00%, 3/1/23	605	650,678

4.00%, 3/1/25	565	644,253

Horry County School District, SC:

5.00%, 3/1/24	1,500	1,707,045

5.00%, 3/1/25	1,500	1,760,640

Lancaster County School District, SC, 4.00%, 3/1/30	1,500	1,756,410

Lexington County School District No. 1, SC, 5.00%, 2/1/26	1,060	1,286,257

Oconee County School District, SC, 5.00%, 3/1/25	1,000	1,177,230

Richland County School District No. 2, SC:

3.00%, 3/1/32	1,200	1,349,652

4.00%, 3/1/32	2,000	2,402,240

Richland-Lexington Airport District, SC:

(AMT), Prerefunded to 3/1/23, 3.00%, 3/1/27	580	610,206

(AMT), 4.00%, 3/1/22	195	201,700

(AMT), 4.00%, 3/1/24	685	730,970

South Carolina, (Air Carrier Hub Terminal A), 1.00%, 4/1/25	4,275	4,277,394

Spartanburg County School District No. 7, SC, 5.00%, 3/1/40	1,000	1,244,760

		$34,341,206

Hospital — 10.8%

Florence County, SC, (McLeod Regional Medical Center), 5.00%, 11/1/30	$1,500	$1,688,955

Greenville Health System, SC, 5.00%, 5/1/31	1,500	1,667,475

Greenwood County, SC, (Self Regional Healthcare), 4.00%, 10/1/21	1,050	1,072,333

Lexington County Health Services District, Inc., SC, (Lexington Medical Center):

4.00%, 11/1/31	1,125	1,282,320

5.00%, 11/1/29	600	738,708

South Carolina Jobs-Economic Development Authority, (AnMed Health), 5.00%, 2/1/36	2,500	2,855,850

South Carolina Jobs-Economic Development Authority, (Bon Secours Mercy Health, Inc.):

4.00%, 12/1/44	1,000	1,147,420

5.00%, 12/1/46	1,000	1,240,110

South Carolina Jobs-Economic Development Authority, (McLeod Health), 5.00%, 11/1/48	1,500	1,760,280

South Carolina Jobs-Economic Development Authority, (Prisma Health Obligated Group), 5.00%, 5/1/36	1,500	1,803,285

Spartanburg Regional Health Services District, Inc., SC, 5.00%, 4/15/48	2,000	2,330,480

		$17,587,216

32	See Notes to Financial Statements.

Eaton Vance

South Carolina Municipal Income Fund

February 28, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue — 1.1%

Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23	$1,670	$1,778,249

		$1,778,249

Insured – Electric Utilities — 4.2%

Piedmont Municipal Power Agency, SC, (NPFG), 0.00%, 1/1/23	$1,090	$1,075,536

Puerto Rico Electric Power Authority:

(NPFG), 5.25%, 7/1/29	1,075	1,185,252

(NPFG), 5.25%, 7/1/32	1,350	1,516,468

(NPFG), 5.25%, 7/1/34	1,820	2,061,805

(NPFG), 5.25%, 7/1/35	950	1,080,340

		$6,919,401

Insured – Lease Revenue / Certificates of Participation — 2.2%

St. Peters Parish/Jasper County Public Facilities Corp., SC, (County Office Buildings), (AGM), 5.00%, 4/1/31	$1,000	$1,002,890

Sumter Two School Facilities, Inc., SC, (Sumter School District):

(BAM), 5.00%, 12/1/23	1,000	1,114,260

(BAM), 5.00%, 12/1/24	1,280	1,472,282

		$3,589,432

Insured – Transportation — 0.9%

Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$1,185	$1,488,775

		$1,488,775

Insured – Utilities — 2.7%

Greer, SC, Combined Utility System:

(AMBAC), 5.50%, 9/1/27	$1,000	$1,240,550

(AMBAC), 5.50%, 9/1/32	2,000	2,672,980

Newberry, SC, (Combined Public Utility System), (AGM), 5.00%, 4/1/30	500	572,065

		$4,485,595

Insured – Water and Sewer — 0.7%

Starr-Iva Water and Sewer District, SC:

(AGM), 3.00%, 6/1/32	$180	$201,832

(AGM), 4.00%, 6/1/27	145	172,134

(AGM), 4.00%, 6/1/28	150	180,399

(AGM), 4.00%, 6/1/29	160	194,999

(AGM), 4.00%, 6/1/30	170	211,235

(AGM), 4.00%, 6/1/31	170	212,301

		$1,172,900

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation — 8.4%

Allendale County School District, SC, (Refunding & Improvement):

5.00%, 12/1/22	$1,155	$1,210,914

5.00%, 12/1/24	500	544,565

Charleston Educational Excellence Financing Corp., SC, (Charleston County School District):

Prerefunded to 12/1/23, 5.00%, 12/1/30	2,000	2,256,980

Prerefunded to 12/1/23, 5.00%, 12/1/30(1)	3,875	4,372,899

County Square Redevelopment Corp., SC, 2.00%, 3/3/22(2)	1,000	1,018,070

Dorchester County School District No. 2, SC, (Growth Installment Purchase), 5.00%, 12/1/27	1,000	1,122,700

Florida Department of Transportation Financing Corp., 3.00%, 7/1/33	1,000	1,136,740

Gwinnett County Water and Sewerage Authority, GA, 3.00%, 8/1/32	750	860,842

Securing Assets for Education, SC, (Berkeley County School District), 5.00%, 12/1/27	1,000	1,123,000

		$13,646,710

Other Revenue — 1.3%

Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 4.00% to 2/1/24 (Put Date), 10/1/48	$2,000	$2,183,500

		$2,183,500

Senior Living / Life Care — 1.7%

South Carolina Jobs-Economic Development Authority, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/47	$1,000	$1,149,040

South Carolina Jobs-Economic Development Authority, (Bishop Gadsden Episcopal Retirement Community), 4.00%, 4/1/49	620	636,802

South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/29	640	699,290

South Carolina Jobs-Economic Development Authority, (Woodlands at Furman), 5.00%, 11/15/42	285	310,627

		$2,795,759

Special Tax Revenue — 1.0%

Hilton Head Island, SC, (Beach Preservation Fee Pledge), 5.00%, 8/1/25	$400	$475,844

Myrtle Beach, SC, (Hospitality Fee), 5.00%, 6/1/26	1,000	1,116,050

		$1,591,894

Student Loan — 0.3%

South Carolina Education Assistance Authority, 5.10%, 10/1/29	$535	$535,219

		$535,219

33	See Notes to Financial Statements.

Eaton Vance

South Carolina Municipal Income Fund

February 28, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation — 4.5%

Georgia State Road and Tollway Authority, 5.00%, 6/1/31	$1,000	$1,320,710

Port of Portland, OR, (Portland International Airport), (AMT), 5.00%, 7/1/34	1,000	1,175,810

South Carolina Ports Authority:

(AMT), 5.00%, 7/1/34	1,355	1,685,593

(AMT), 5.00%, 7/1/43	1,450	1,736,158

South Carolina Transportation Infrastructure Bank, 0.532%, (67% of 1 mo. USD LIBOR + 0.45%), 10/1/22 (Put Date), 10/1/31(3)	1,490	1,491,132

		$7,409,403

Water and Sewer — 9.6%

Beaufort-Jasper Water and Sewer Authority, SC, 4.00%, 3/1/36	$1,000	$1,184,250

Charleston, SC, Waterworks and Sewer System Revenue:

5.00%, 1/1/29	1,550	1,918,776

5.00%, 1/1/37	1,000	1,290,890

5.00%, 1/1/38	1,500	1,930,335

Columbia, SC, Waterworks and Sewer System Revenue:

4.00%, 2/1/34	2,000	2,379,560

5.00%, 2/1/49	1,000	1,227,850

Lexington, SC, Waterworks and Sewer System Revenue, 4.00%, 4/1/45	1,000	1,155,550

Mount Pleasant, SC, Waterworks and Sewer System Revenue, 5.00%, 6/1/37	1,000	1,211,090

Richland County, SC, Utility System Revenue:

4.00%, 3/1/36	900	1,072,665

4.00%, 3/1/38	630	742,764

4.00%, 3/1/39	330	387,882

Startex-Jackson-Wellford-Duncan Water District, SC:

4.00%, 4/1/33	475	562,865

4.00%, 4/1/35	250	294,340

5.00%, 4/1/31	265	340,570

		$15,699,387

Total Tax-Exempt Municipal Obligations — 87.2% (identified cost $134,549,455)		$142,618,411

Taxable Municipal Obligations — 2.1%
Security	Principal Amount (000’s omitted)	Value

General Obligations — 0.7%

Wilson County, TN, 1.55%, 4/1/33	$1,210	$1,188,680

		$1,188,680

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation — 0.6%

Florence Public Facilities Corp., SC, 3.086%, 11/1/40	$1,000	$1,030,570

		$1,030,570

Student Loan — 0.8%

South Carolina Student Loan Corp., 3.593%, 12/1/39	$1,250	$1,247,325

		$1,247,325

Total Taxable Municipal Obligations — 2.1% (identified cost $3,460,000)		$3,466,575

Total Investments — 89.3% (identified cost $138,009,455)		$146,084,986

Other Assets, Less Liabilities — 10.7%		$17,460,857

Net Assets — 100.0%		$163,545,843

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At February 28, 2021, 12.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 4.7% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	When-issued security.

(3)	Floating rate security. The stated interest rate represents the rate in effect at February 28, 2021.

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

LIBOR	–	London Interbank Offered Rate

Liq	–	Liquidity Provider

NPFG	–	National Public Finance Guarantee Corp.

Currency Abbreviations:

USD	–	United States Dollar

34	See Notes to Financial Statements.

Eaton Vance

Virginia Municipal Income Fund

February 28, 2021

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 92.6%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 3.1%

Virginia Resources Authority, (State Revolving Fund), 3.00%, 10/1/40	$1,000	$1,086,320

Virginia Resources Authority, Infrastructure Revenue, (Pooled Financing Program), 4.00%, 11/1/32	1,000	1,160,600

		$2,246,920

Education — 3.2%

Salem Economic Development Authority, VA, (Roanoke College):

4.00%, 4/1/38	$525	$570,528

4.00%, 4/1/40	200	215,868

University of Virginia, 5.00%, 4/1/38	1,320	1,601,516

		$2,387,912

Escrowed / Prerefunded — 7.1%

Harrisonburg Industrial Development Authority, VA, (Sunnyside Presbyterian Home), Prerefunded to 12/1/23, 6.25%, 12/1/33	$750	$866,618

Norfolk, VA, Prerefunded to 8/1/23, 5.00%, 8/1/28	750	835,875

Virginia, Prerefunded to 6/1/21, 5.00%, 6/1/31	2,000	2,024,120

Virginia Port Authority, (AMT), Prerefunded to 7/1/25, 5.00%, 7/1/33	1,250	1,477,112

		$5,203,725

General Obligations — 12.4%

Alexandria, VA, 5.00%, 7/1/28	$1,000	$1,261,960

Arlington County, VA, Prerefunded to 8/15/26, 5.00%, 8/15/32	1,000	1,235,080

Chesterfield County, VA, 5.00%, 1/1/32	1,500	1,935,405

Culpeper, VA, 5.00%, 8/1/25	1,350	1,609,875

Newport News, VA, 5.00%, 8/1/28	1,000	1,224,710

Virginia Beach, VA, 4.00%, 7/15/32	1,500	1,819,875

		$9,086,905

Hospital — 16.6%

Arlington County Industrial Development Authority, VA, (Virginia Hospital Center), 4.00%, 7/1/39	$1,200	$1,393,092

Fairfax County Industrial Development Authority, VA, (Inova Health System Hospitals), 5.00%, 8/15/23(1)	3,840	4,111,910

Fredericksburg Economic Development Authority, VA, (Mary Washington Healthcare), 5.00%, 6/15/24	1,000	1,133,740

Norfolk Economic Development Authority, VA, (Sentara Healthcare), 5.00% to 11/1/28 (Put Date), 11/1/48	750	949,050

Roanoke Economic Development Authority, VA, (Carilion Clinic Obligated Group), 4.00%, 7/1/38	1,550	1,827,621

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Virginia Small Business Financing Authority, (Bon Secours Mercy Health, Inc.), 4.00%, 12/1/49	$1,000	$1,137,350

Virginia Small Business Financing Authority, (Sentara Healthcare), 4.00%, 11/1/39	1,000	1,151,290

Winchester Economic Development Authority, VA, (Valley Health System), Prerefunded to 1/1/24, 5.00%, 1/1/28	450	507,114

		$12,211,167

Industrial Development Revenue — 4.3%

King George County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 2.50%, 6/1/23	$2,000	$2,088,340

Louisa Industrial Development Authority, VA, (Virginia Electric and Power Co.), 1.90% to 6/1/23 (Put Date), 11/1/35	1,000	1,025,000

Virginia Small Business Financing Authority, (Covanta), (AMT), 5.00% to 7/1/38 (Put Date), 1/1/48(2)	60	62,748

		$3,176,088

Insured – Education — 3.8%

Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$2,155	$2,783,851

		$2,783,851

Insured – Electric Utilities — 1.5%

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,000	$1,102,560

		$1,102,560

Insured – Transportation — 9.8%

Chesapeake Bay Bridge and Tunnel District, VA, (General Resolution), (NPFG), Escrowed to Maturity, 5.50%, 7/1/25	$2,500	$2,925,025

Norfolk Airport Authority, VA, (AGM), 5.00%, 7/1/26	1,000	1,014,530

Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,600	1,802,256

Richmond Metropolitan Authority, VA, (NPFG), 5.25%, 7/15/22	1,240	1,286,971

Virginia Commonwealth Transportation Board, (NPFG), 0.00%, 4/1/26	200	191,608

		$7,220,390

Lease Revenue / Certificates of Participation — 0.8%

Virginia Public Building Authority, (AMT), 5.00%, 8/1/26	$500	$614,145

		$614,145

Other Revenue — 1.4%

Loudoun County Economic Development Authority, VA, (Howard Hughes Medical Institute), 0.00%, 7/1/49	$2,500	$1,040,325

		$1,040,325

35	See Notes to Financial Statements.

Eaton Vance

Virginia Municipal Income Fund

February 28, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care — 5.0%

Albemarle County Economic Development Authority, VA, (Westminster-Canterbury of the Blue Ridge), 5.00%, 1/1/42	$150	$152,217

Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/30	750	864,338

Hanover County Economic Development Authority, VA, (Covenant Woods), 5.00%, 7/1/48	235	254,204

Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge), 5.00%, 1/1/34	1,000	1,069,510

Virginia Beach Development Authority, VA, (Westminster-Canterbury on Chesapeake Bay), 5.00%, 9/1/34	1,150	1,315,496

		$3,655,765

Special Tax Revenue — 0.6%

Puerto Rico Sales Tax Financing Corp.:

0.00%, 7/1/24	$9	$8,470

0.00%, 7/1/27	17	14,965

0.00%, 7/1/29	17	14,065

0.00%, 7/1/31	22	16,894

0.00%, 7/1/33	24	17,065

0.00%, 7/1/46	231	71,019

0.00%, 7/1/51	188	41,392

4.33%, 7/1/40	92	98,960

4.50%, 7/1/34	18	19,645

4.54%, 7/1/53	3	3,233

4.55%, 7/1/40	9	9,810

4.75%, 7/1/53	66	72,034

4.78%, 7/1/58	37	40,462

		$428,014

Transportation — 10.2%

Metropolitan Washington, DC Airports Authority System:

(AMT), 4.00%, 10/1/35	$500	$550,010

(AMT), 5.00%, 10/1/37	1,295	1,547,848

(AMT), 5.00%, 10/1/42	990	1,170,299

Norfolk Airport Authority, VA, 5.00%, 7/1/37	1,000	1,215,760

Virginia Small Business Financing Authority, (Transform 66 P3 Project), (AMT), 5.00%, 12/31/47	500	578,745

Washington, DC Metropolitan Area Transit Authority:

5.00%, 7/1/29	1,000	1,234,660

5.00%, 7/1/37	1,000	1,206,830

		$7,504,152

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 12.8%

Fairfax County Water Authority, VA, 5.25%, 4/1/27	$1,795	$2,279,327

Fairfax County, VA, Sewer Revenue, 4.00%, 7/15/37	1,000	1,132,480

Henrico County, VA, Water and Sewer System Revenue:

4.00%, 5/1/31	1,500	1,822,995

5.00%, 5/1/28	1,000	1,222,500

Newport News, VA, Water Revenue, 5.00%, 7/15/33	1,000	1,211,470

Virginia Beach, VA, Water and Sewer System Revenue, 5.00%, 10/1/26	1,375	1,703,460

		$9,372,232

Total Tax-Exempt Municipal Obligations — 92.6% (identified cost $62,910,196)		$68,034,151

Taxable Municipal Obligations — 1.3%
Security	Principal Amount (000’s omitted)	Value

General Obligations — 1.3%

Jonesborough, TN, 2.45%, 6/1/39	$250	$242,870

Metropolitan Government of Nashville and Davidson County, TN, 1.486%, 7/1/31	710	695,402

Total Taxable Municipal Obligations — 1.3% (identified cost $960,000)		$938,272

Total Investments — 93.9% (identified cost $63,870,196)		$68,972,423

Other Assets, Less Liabilities — 6.1%		$4,517,353

Net Assets — 100.0%		$73,489,776

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At February 28, 2021, 16.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.5% to 12.0% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

36	See Notes to Financial Statements.

Eaton Vance

Virginia Municipal Income Fund

February 28, 2021

Portfolio of Investments (Unaudited) — continued

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2021, the aggregate value of these securities is $62,748 or 0.1% of the Fund’s net assets.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	–	National Public Finance Guarantee Corp.

37	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2021

Statements of Assets and Liabilities (Unaudited)

	February 28, 2021
Assets	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Investments —

Identified cost	$97,688,084	$71,286,515	$76,502,384	$136,227,686

Unrealized appreciation	5,822,023	3,393,049	5,513,375	8,695,096

Investments, at value	$103,510,107	$74,679,564	$82,015,759	$144,922,782

Cash	$16,619,236	$7,835,547	$3,535,218	$6,601,829

Interest receivable	906,089	683,720	1,003,088	1,596,740

Receivable for investments sold	659,269	—	1,609,193	1,276,125

Receivable for Fund shares sold	17,903	205,419	128,684	299,131

Total assets	$121,712,604	$83,404,250	$88,291,942	$154,696,607

Liabilities

Payable for when-issued securities	$1,410,000	$—	$1,000,000	$663,240

Payable for Fund shares redeemed	66,842	118,226	454,305	328,204

Distributions payable	51,494	25,959	17,064	84,903

Payable to affiliates:

Investment adviser fee	28,948	18,414	20,367	39,974

Distribution and service fees	11,398	11,785	13,386	17,550

Accrued expenses	56,512	46,118	56,488	72,145

Total liabilities	$1,625,194	$220,502	$1,561,610	$1,206,016

Net Assets	$120,087,410	$83,183,748	$86,730,332	$153,490,591

Sources of Net Assets

Paid-in capital	$117,371,654	$82,371,818	$82,194,982	$150,772,147

Distributable earnings	2,715,756	811,930	4,535,350	2,718,444

Net Assets	$120,087,410	$83,183,748	$86,730,332	$153,490,591

Class A Shares

Net Assets	$48,365,513	$43,099,492	$50,509,512	$64,524,707

Shares Outstanding	5,514,860	4,769,186	5,247,771	7,044,833

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$8.77	$9.04	$9.62	$9.16

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$9.21	$9.49	$10.10	$9.62

Class C Shares

Net Assets	$5,313,381	$7,169,063	$7,352,700	$10,119,973

Shares Outstanding	566,499	727,291	691,942	1,027,333

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$9.38	$9.86	$10.63	$9.85

Class I Shares

Net Assets	$66,408,516	$32,915,193	$28,868,120	$78,845,911

Shares Outstanding	7,552,425	3,634,549	2,994,958	8,585,495

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$8.79	$9.06	$9.64	$9.18

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

38	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2021

Statements of Assets and Liabilities (Unaudited) — continued

	February 28, 2021
Assets	Oregon Fund	South Carolina Fund	Virginia Fund

Investments —

Identified cost	$144,102,121	$138,009,455	$63,870,196

Unrealized appreciation	9,076,404	8,075,531	5,102,227

Investments, at value	$153,178,525	$146,084,986	$68,972,423

Cash	$21,187,219	$23,176,199	$5,378,824

Interest receivable	1,242,151	1,906,273	608,257

Receivable for investments sold	6,911,206	1,354,905	1,264,395

Receivable for Fund shares sold	904,110	1,088,722	61,036

Total assets	$183,423,211	$173,611,085	$76,284,935

Liabilities

Payable for floating rate notes issued	$—	$3,116,632	$2,559,373

Payable for when-issued securities	—	1,518,470	—

Payable for Fund shares redeemed	194,888	5,253,955	132,314

Distributions payable	19,627	35,616	21,204

Payable to affiliates:

Investment adviser fee	49,001	42,908	16,406

Distribution and service fees	21,552	21,239	10,650

Interest expense and fees payable	—	5,113	1,027

Accrued expenses	69,872	71,309	54,185

Total liabilities	$354,940	$10,065,242	$2,795,159

Net Assets	$183,068,271	$163,545,843	$73,489,776

Sources of Net Assets

Paid-in capital	$184,951,885	$160,977,267	$73,592,730

Distributable earnings (accumulated loss)	(1,883,614)	2,568,576	(102,954)

Net Assets	$183,068,271	$163,545,843	$73,489,776

Class A Shares

Net Assets	$90,563,140	$86,936,702	$47,055,981

Shares Outstanding	10,251,602	9,211,320	5,860,994

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$8.83	$9.44	$8.03

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$9.27	$9.91	$8.43

Class C Shares

Net Assets	$9,825,839	$10,986,095	$4,504,678

Shares Outstanding	1,015,934	1,097,192	506,461

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$9.67	$10.01	$8.89

Class I Shares

Net Assets	$82,679,292	$65,623,046	$21,929,117

Shares Outstanding	9,367,013	6,947,415	2,725,757

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$8.83	$9.45	$8.05

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

39	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2021

Statements of Operations (Unaudited)

	Six Months Ended February 28, 2021
Investment Income	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Interest	$1,361,559	$1,026,448	$1,174,245	$1,932,025

Total investment income	$1,361,559	$1,026,448	$1,174,245	$1,932,025

Expenses

Investment adviser fee	$164,876	$106,347	$127,238	$244,608

Distribution and service fees

Class A	45,726	40,590	51,628	64,718

Class C	25,403	37,340	35,847	52,055

Trustees’ fees and expenses	2,976	2,172	2,417	4,053

Custodian fee	16,391	13,384	14,454	20,148

Transfer and dividend disbursing agent fees	12,375	12,912	13,932	22,366

Legal and accounting services	27,171	30,462	21,679	24,891

Printing and postage	5,381	4,424	4,479	5,943

Registration fees	1,690	3,007	2,523	579

Miscellaneous	15,304	12,159	12,856	14,123

Total expenses	$317,293	$262,797	$287,053	$453,484

Net investment income	$1,044,266	$763,651	$887,192	$1,478,541

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$149,038	$173,889	$41,527	$386,696

Net realized gain	$149,038	$173,889	$41,527	$386,696

Change in unrealized appreciation (depreciation) —

Investments	$(729,188)	$(56,282)	$(667,069)	$(839,221)

Net change in unrealized appreciation (depreciation)	$(729,188)	$(56,282)	$(667,069)	$(839,221)

Net realized and unrealized gain (loss)	$(580,150)	$117,607	$(625,542)	$(452,525)

Net increase in net assets from operations	$464,116	$881,258	$261,650	$1,026,016

40	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2021

Statements of Operations (Unaudited) — continued

	Six Months Ended February 28, 2021
Investment Income	Oregon Fund	South Carolina Fund	Virginia Fund

Interest	$2,188,226	$2,093,607	$1,090,383

Total investment income	$2,188,226	$2,093,607	$1,090,383

Expenses

Investment adviser fee	$281,723	$256,911	$101,262

Distribution and service fees

Class A	86,602	80,651	47,296

Class C	50,686	58,850	20,923

Trustees’ fees and expenses	4,760	4,155	2,041

Custodian fee	22,240	21,118	12,730

Transfer and dividend disbursing agent fees	20,251	16,161	12,586

Legal and accounting services	23,759	25,550	22,594

Printing and postage	6,256	6,359	4,378

Registration fees	704	1,056	1,824

Interest expense and fees	—	10,824	2,795

Miscellaneous	17,477	15,978	10,364

Total expenses	$514,458	$497,613	$238,793

Net investment income	$1,673,768	$1,595,994	$851,590

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$343,037	$344,227	$247,024

Net realized gain	$343,037	$344,227	$247,024

Change in unrealized appreciation (depreciation) —

Investments	$(2,034,999)	$(456,117)	$(529,467)

Net change in unrealized appreciation (depreciation)	$(2,034,999)	$(456,117)	$(529,467)

Net realized and unrealized loss	$(1,691,962)	$(111,890)	$(282,443)

Net increase (decrease) in net assets from operations	$(18,194)	$1,484,104	$569,147

41	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2021

Statements of Changes in Net Assets

	Six Months Ended February 28, 2021 (Unaudited)
Increase (Decrease) in Net Assets	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

From operations —

Net investment income	$1,044,266	$763,651	$887,192	$1,478,541

Net realized gain	149,038	173,889	41,527	386,696

Net change in unrealized appreciation (depreciation)	(729,188)	(56,282)	(667,069)	(839,221)

Net increase in net assets from operations	$464,116	$881,258	$261,650	$1,026,016

Distributions to shareholders —

Class A	$(425,860)	$(410,702)	$(526,795)	$(625,864)

Class C	(29,736)	(50,157)	(48,640)	(64,834)

Class I	(582,805)	(302,188)	(307,697)	(785,509)

Total distributions to shareholders	$(1,038,401)	$(763,047)	$(883,132)	$(1,476,207)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$5,435,750	$5,614,285	$3,909,503	$3,242,940

Class C	817,833	466,757	984,089	1,143,314

Class I	18,450,957	12,077,814	8,939,971	21,809,535

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	360,528	307,652	467,822	554,862

Class C	27,906	43,609	41,653	60,529

Class I	372,920	258,753	268,244	404,034

Cost of shares redeemed

Class A	(2,555,441)	(2,031,960)	(4,689,088)	(4,953,191)

Class C	(502,144)	(1,393,067)	(357,324)	(1,409,905)

Class I	(2,627,248)	(2,823,679)	(3,610,067)	(7,912,816)

Net asset value of shares converted

Class A	284,822	746,172	474,746	1,388,012

Class C	(284,822)	(746,172)	(474,746)	(1,388,012)

Net increase in net assets from Fund share transactions	$19,781,061	$12,520,164	$5,954,803	$12,939,302

Net increase in net assets	$19,206,776	$12,638,375	$5,333,321	$12,489,111

Net Assets

At beginning of period	$100,880,634	$70,545,373	$81,397,011	$141,001,480

At end of period	$120,087,410	$83,183,748	$86,730,332	$153,490,591

42	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2021

Statements of Changes in Net Assets — continued

	Six Months Ended February 28, 2021 (Unaudited)
Increase (Decrease) in Net Assets	Oregon Fund	South Carolina Fund	Virginia Fund

From operations —

Net investment income	$1,673,768	$1,595,994	$851,590

Net realized gain	343,037	344,227	247,024

Net change in unrealized appreciation (depreciation)	(2,034,999)	(456,117)	(529,467)

Net increase (decrease) in net assets from operations	$(18,194)	$1,484,104	$569,147

Distributions to shareholders —

Class A	$(843,489)	$(821,966)	$(549,022)

Class C	(64,319)	(80,572)	(34,574)

Class I	(762,464)	(691,309)	(254,770)

Total distributions to shareholders	$(1,670,272)	$(1,593,847)	$(838,366)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$12,450,087	$11,404,363	$3,428,563

Class C	1,268,235	598,043	496,388

Class I	37,788,888	17,098,925	4,391,025

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	785,606	751,274	467,776

Class C	59,975	66,620	31,725

Class I	700,585	551,710	210,032

Cost of shares redeemed

Class A	(6,910,987)	(6,077,237)	(4,911,705)

Class C	(1,158,533)	(1,796,174)	(98,027)

Class I	(12,442,306)	(8,185,967)	(1,977,491)

Net asset value of shares converted

Class A	1,371,330	1,984,935	198,930

Class C	(1,371,330)	(1,984,935)	(198,930)

Net increase in net assets from Fund share transactions	$32,541,550	$14,411,557	$2,038,286

Net increase in net assets	$30,853,084	$14,301,814	$1,769,067

Net Assets

At beginning of period	$152,215,187	$149,244,029	$71,720,709

At end of period	$183,068,271	$163,545,843	$73,489,776

43	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2021

Statements of Changes in Net Assets — continued

	Year Ended August 31, 2020
Increase (Decrease) in Net Assets	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

From operations —

Net investment income	$2,136,143	$1,476,527	$1,977,021	$3,068,649

Net realized gain (loss)	74,006	75,108	7,674	(243,630)

Net change in unrealized appreciation (depreciation)	143,485	(485,711)	271,509	244,762

Net increase in net assets from operations	$2,353,634	$1,065,924	$2,256,204	$3,069,781

Distributions to shareholders —

Class A	$(973,241)	$(862,278)	$(1,365,864)	$(1,477,448)

Class C	(86,152)	(159,090)	(157,793)	(225,095)

Class I	(1,065,955)	(474,458)	(542,208)	(1,553,060)

Total distributions to shareholders	$(2,125,348)	$(1,495,826)	$(2,065,865)	$(3,255,603)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$5,833,636	$3,758,556	$6,705,262	$8,845,033

Class C	1,063,003	991,918	1,663,481	1,543,084

Class I	19,398,918	10,704,944	14,965,695	21,259,044

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	811,560	640,434	1,265,952	1,338,185

Class C	73,585	127,363	123,812	201,197

Class I	631,795	401,478	466,426	872,088

Cost of shares redeemed

Class A	(4,831,412)	(4,403,631)	(7,473,008)	(9,567,919)

Class C	(1,409,467)	(2,195,016)	(1,594,586)	(2,071,484)

Class I	(12,153,767)	(2,310,783)	(6,822,336)	(11,912,828)

Net asset value of shares converted

Class A	227,851	813,485	588,629	1,726,221

Class C	(227,851)	(813,485)	(588,629)	(1,726,221)

Net increase in net assets from Fund share transactions	$9,417,851	$7,715,263	$9,300,698	$10,506,400

Net increase in net assets	$9,646,137	$7,285,361	$9,491,037	$10,320,578

Net Assets

At beginning of year	$91,234,497	$63,260,012	$71,905,974	$130,680,902

At end of year	$100,880,634	$70,545,373	$81,397,011	$141,001,480

44	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2021

Statements of Changes in Net Assets — continued

	Year Ended August 31, 2020
Increase (Decrease) in Net Assets	Oregon Fund	South Carolina Fund	Virginia Fund

From operations —

Net investment income	$3,391,112	$3,190,281	$1,772,502

Net realized gain	205,539	420,149	167,502

Net change in unrealized appreciation (depreciation)	958,326	196,210	85,834

Net increase in net assets from operations	$4,554,977	$3,806,640	$2,025,838

Distributions to shareholders —

Class A	$(2,105,937)	$(1,778,965)	$(1,296,925)

Class C	(197,479)	(282,319)	(80,508)

Class I	(1,281,663)	(1,244,444)	(500,980)

Total distributions to shareholders	$(3,585,079)	$(3,305,728)	$(1,878,413)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$13,826,462	$12,886,483	$3,224,958

Class C	3,323,678	3,797,685	1,437,937

Class I	29,874,641	23,785,194	6,665,580

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	1,957,184	1,648,189	1,044,030

Class C	182,680	219,570	75,000

Class I	1,119,667	985,450	424,608

Cost of shares redeemed

Class A	(16,114,901)	(11,163,672)	(6,760,930)

Class C	(1,911,115)	(5,047,023)	(784,356)

Class I	(15,178,164)	(10,360,654)	(4,494,939)

Net asset value of shares converted

Class A	883,383	2,679,094	564,673

Class C	(883,383)	(2,679,094)	(564,673)

Net increase in net assets from Fund share transactions	$17,080,132	$16,751,222	$831,888

Net increase in net assets	$18,050,030	$17,252,134	$979,313

Net Assets

At beginning of year	$134,165,157	$131,991,895	$70,741,396

At end of year	$152,215,187	$149,244,029	$71,720,709

45	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2021

Financial Highlights

	Georgia Fund — Class A

	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$8.800		$8.770	$8.370	$8.620	$8.860	$8.540

Income (Loss) From Operations

Net investment income(1)	$0.082		$0.197	$0.227	$0.248	$0.251	$0.267

Net realized and unrealized gain (loss)	(0.030)		0.029	0.399	(0.251)	(0.240)	0.318

Total income (loss) from operations	$0.052		$0.226	$0.626	$(0.003)	$0.011	$0.585

Less Distributions

From net investment income	$(0.082)		$(0.196)	$(0.226)	$(0.247)	$(0.251)	$(0.265)

Total distributions	$(0.082)		$(0.196)	$(0.226)	$(0.247)	$(0.251)	$(0.265)

Net asset value — End of period	$8.770		$8.800	$8.770	$8.370	$8.620	$8.860

Total Return(2)	0.58	%(3)	2.62%	7.61%	(0.02)%	0.19%	6.94%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$48,366		$45,047	$42,894	$36,835	$39,422	$41,560

Ratios (as a percentage of average daily net assets):

Total expenses	0.66	%(4)	0.67%	0.70%	0.70%	0.70%	0.70%

Net investment income	1.87	%(4)	2.26%	2.67%	2.94%	2.94%	3.06%

Portfolio Turnover	11	%(3)	16%	12%	7%	7%	7%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

46	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2021

Financial Highlights — continued

	Georgia Fund — Class C

	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$9.410		$9.380	$8.950	$9.220	$9.480	$9.130

Income (Loss) From Operations

Net investment income(1)	$0.053		$0.141	$0.177	$0.197	$0.200	$0.215

Net realized and unrealized gain (loss)	(0.031)		0.028	0.427	(0.271)	(0.260)	0.349

Total income (loss) from operations	$0.022		$0.169	$0.604	$(0.074)	$(0.060)	$0.564

Less Distributions

From net investment income	$(0.052)		$(0.139)	$(0.174)	$(0.196)	$(0.200)	$(0.214)

Total distributions	$(0.052)		$(0.139)	$(0.174)	$(0.196)	$(0.200)	$(0.214)

Net asset value — End of period	$9.380		$9.410	$9.380	$8.950	$9.220	$9.480

Total Return(2)	0.23	%(3)	1.83%	6.84%	(0.79)%	(0.60)%	6.24%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,313		$5,271	$5,749	$6,869	$7,554	$7,058

Ratios (as a percentage of average daily net assets):

Total expenses	1.41	%(4)	1.42%	1.45%	1.45%	1.45%	1.45%

Net investment income	1.12	%(4)	1.51%	1.95%	2.19%	2.18%	2.30%

Portfolio Turnover	11	%(3)	16%	12%	7%	7%	7%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

47	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2021

Financial Highlights — continued

	Georgia Fund — Class I

	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$8.820		$8.800	$8.400	$8.640	$8.890	$8.560

Income (Loss) From Operations

Net investment income(1)	$0.091		$0.214	$0.243	$0.265	$0.269	$0.285

Net realized and unrealized gain (loss)	(0.030)		0.020	0.401	(0.241)	(0.250)	0.329

Total income from operations	$0.061		$0.234	$0.644	$0.024	$0.019	$0.614

Less Distributions

From net investment income	$(0.091)		$(0.214)	$(0.244)	$(0.264)	$(0.269)	$(0.284)

Total distributions	$(0.091)		$(0.214)	$(0.244)	$(0.264)	$(0.269)	$(0.284)

Net asset value — End of period	$8.790		$8.820	$8.800	$8.400	$8.640	$8.890

Total Return(2)	0.69	%(3)	2.71%	7.81%	0.31%	0.28%	7.27%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$66,409		$50,563	$42,592	$32,485	$31,107	$26,746

Ratios (as a percentage of average daily net assets):

Total expenses	0.46	%(4)	0.47%	0.49%	0.50%	0.50%	0.50%

Net investment income	2.07	%(4)	2.45%	2.86%	3.14%	3.14%	3.25%

Portfolio Turnover	11	%(3)	16%	12%	7%	7%	7%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Annualized.

48	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2021

Financial Highlights — continued

	Maryland Fund — Class A

	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$9.010		$9.070	$8.670	$8.920	$9.130	$8.990

Income (Loss) From Operations

Net investment income(1)	$0.091		$0.203	$0.235	$0.246	$0.268	$0.294

Net realized and unrealized gain (loss)	0.030		(0.057)	0.398	(0.249)	(0.208)	0.167

Total income (loss) from operations	$0.121		$0.146	$0.633	$(0.003)	$0.060	$0.461

Less Distributions

From net investment income	$(0.091)		$(0.206)	$(0.233)	$(0.247)	$(0.270)	$(0.321)

Total distributions	$(0.091)		$(0.206)	$(0.233)	$(0.247)	$(0.270)	$(0.321)

Net asset value — End of period	$9.040		$9.010	$9.070	$8.670	$8.920	$9.130

Total Return(2)	1.35	%(3)	1.64%	7.43%	(0.02)%	0.72%	5.20%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$43,099		$38,368	$37,847	$35,602	$39,642	$42,479

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.69	%(4)	0.69%	0.73%	0.73%	0.73%	0.74%

Interest and fee expense(5)	—		—	—	0.04%	0.03%	0.02%

Total expenses	0.69	%(4)	0.69%	0.73%	0.77%	0.76%	0.76%

Net investment income	2.02	%(4)	2.27%	2.69%	2.82%	3.02%	3.24%

Portfolio Turnover	18	%(3)	24%	21%	24%	22%	11%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

49	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2021

Financial Highlights — continued

	Maryland Fund — Class C

	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$9.830		$9.890	$9.460	$9.730	$9.960	$9.810

Income (Loss) From Operations

Net investment income(1)	$0.063		$0.148	$0.185	$0.197	$0.220	$0.247

Net realized and unrealized gain (loss)	0.029		(0.057)	0.427	(0.269)	(0.228)	0.179

Total income (loss) from operations	$0.092		$0.091	$0.612	$(0.072)	$(0.008)	$0.426

Less Distributions

From net investment income	$(0.062)		$(0.151)	$(0.182)	$(0.198)	$(0.222)	$(0.276)

Total distributions	$(0.062)		$(0.151)	$(0.182)	$(0.198)	$(0.222)	$(0.276)

Net asset value — End of period	$9.860		$9.830	$9.890	$9.460	$9.730	$9.960

Total Return(2)	0.94	%(3)	0.94%	6.55%	(0.73)%	(0.04)%	4.39%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$7,169		$8,767	$10,728	$13,147	$15,079	$16,356

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	1.44	%(4)	1.45%	1.49%	1.48%	1.48%	1.49%

Interest and fee expense(5)	—		—	—	0.04%	0.03%	0.02%

Total expenses	1.44	%(4)	1.45%	1.49%	1.52%	1.51%	1.51%

Net investment income	1.28	%(4)	1.52%	1.94%	2.07%	2.27%	2.49%

Portfolio Turnover	18	%(3)	24%	21%	24%	22%	11%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

50	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2021

Financial Highlights — continued

	Maryland Fund — Class I

	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$9.030		$9.090	$8.690	$8.940	$9.150	$9.010

Income (Loss) From Operations

Net investment income(1)	$0.100		$0.221	$0.252	$0.265	$0.287	$0.310

Net realized and unrealized gain (loss)	0.030		(0.057)	0.399	(0.250)	(0.208)	0.170

Total income from operations	$0.130		$0.164	$0.651	$0.015	$0.079	$0.480

Less Distributions

From net investment income	$(0.100)		$(0.224)	$(0.251)	$(0.265)	$(0.289)	$(0.340)

Total distributions	$(0.100)		$(0.224)	$(0.251)	$(0.265)	$(0.289)	$(0.340)

Net asset value — End of period	$9.060		$9.030	$9.090	$8.690	$8.940	$9.150

Total Return(2)	1.45	%(3)	1.85%	7.63%	0.19%	0.93%	5.41%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$32,915		$23,411	$14,685	$7,963	$9,874	$7,572

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.49	%(4)	0.49%	0.52%	0.53%	0.53%	0.54%

Interest and fee expense(5)	—		—	—	0.04%	0.03%	0.02%

Total expenses	0.49	%(4)	0.49%	0.52%	0.57%	0.56%	0.56%

Net investment income	2.22	%(4)	2.47%	2.87%	3.02%	3.22%	3.41%

Portfolio Turnover	18	%(3)	24%	21%	24%	22%	11%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

51	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2021

Financial Highlights — continued

	Missouri Fund — Class A

	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018		2017	2016

Net asset value — Beginning of period	$9.690		$9.670	$9.270	$9.500		$9.820	$9.480

Income (Loss) From Operations

Net investment income(1)	$0.099		$0.256	$0.286	$0.310		$0.334	$0.346

Net realized and unrealized gain (loss)	(0.070)		0.032	0.401	(0.231)		(0.324)	0.336

Total income from operations	$0.029		$0.288	$0.687	$0.079		$0.010	$0.682

Less Distributions

From net investment income	$(0.099)		$(0.268)	$(0.287)	$(0.309)		$(0.330)	$(0.342)

Total distributions	$(0.099)		$(0.268)	$(0.287)	$(0.309)		$(0.330)	$(0.342)

Net asset value — End of period	$9.620		$9.690	$9.670	$9.270		$9.500	$9.820

Total Return(2)	0.29	%(3)	3.04%	7.57%	0.88%		0.17%	7.32%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$50,510		$50,698	$49,542	$46,928		$47,375	$61,038

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.66	%(4)	0.69%	0.71%	0.70%		0.71%	0.70%

Interest and fee expense(5)	—		—	—	0.00	%(6)	0.02%	0.01%

Total expenses	0.66	%(4)	0.69%	0.71%	0.70%		0.73%	0.71%

Net investment income	2.05	%(4)	2.67%	3.07%	3.33%		3.52%	3.59%

Portfolio Turnover	14	%(3)	17%	19%	35%		12%	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(6)	Amount is less than 0.005%.

52	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2021

Financial Highlights — continued

	Missouri Fund — Class C

	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018		2017	2016

Net asset value — Beginning of period	$10.700		$10.670	$10.230	$10.490		$10.850	$10.460

Income (Loss) From Operations

Net investment income(1)	$0.069		$0.203	$0.239	$0.266		$0.290	$0.299

Net realized and unrealized gain (loss)	(0.070)		0.043	0.441	(0.262)		(0.364)	0.389

Total income (loss) from operations	$(0.001)		$0.246	$0.680	$0.004		$(0.074)	$0.688

Less Distributions

From net investment income	$(0.069)		$(0.216)	$(0.240)	$(0.264)		$(0.286)	$(0.298)

Total distributions	$(0.069)		$(0.216)	$(0.240)	$(0.264)		$(0.286)	$(0.298)

Net asset value — End of period	$10.630		$10.700	$10.670	$10.230		$10.490	$10.850

Total Return(2)	(0.02	)%(3)	2.35%	6.75%	0.06%		(0.64)%	6.66%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$7,353		$7,210	$7,594	$8,112		$9,005	$9,420

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	1.41	%(4)	1.44%	1.46%	1.45%		1.46%	1.45%

Interest and fee expense(5)	—		—	—	0.00	%(6)	0.02%	0.01%

Total expenses	1.41	%(4)	1.44%	1.46%	1.45%		1.48%	1.46%

Net investment income	1.30	%(4)	1.92%	2.32%	2.59%		2.77%	2.81%

Portfolio Turnover	14	%(3)	17%	19%	35%		12%	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(6)	Amount is less than 0.005%.

53	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2021

Financial Highlights — continued

	Missouri Fund — Class I

	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018		2017	2016

Net asset value — Beginning of period	$9.710		$9.680	$9.280	$9.520		$9.840	$9.490

Income (Loss) From Operations

Net investment income(1)	$0.109		$0.275	$0.305	$0.328		$0.352	$0.364

Net realized and unrealized gain (loss)	(0.071)		0.041	0.401	(0.240)		(0.322)	0.348

Total income from operations	$0.038		$0.316	$0.706	$0.088		$0.030	$0.712

Less Distributions

From net investment income	$(0.108)		$(0.286)	$(0.306)	$(0.328)		$(0.350)	$(0.362)

Total distributions	$(0.108)		$(0.286)	$(0.306)	$(0.328)		$(0.350)	$(0.362)

Net asset value — End of period	$9.640		$9.710	$9.680	$9.280		$9.520	$9.840

Total Return(2)	0.39	%(3)	3.33%	7.78%	0.97%		0.38%	7.64%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$28,868		$23,490	$14,770	$10,616		$8,070	$4,732

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.46	%(4)	0.49%	0.50%	0.50%		0.51%	0.50%

Interest and fee expense(5)	—		—	—	0.00	%(6)	0.02%	0.01%

Total expenses	0.46	%(4)	0.49%	0.50%	0.50%		0.53%	0.51%

Net investment income	2.25	%(4)	2.86%	3.26%	3.52%		3.71%	3.76%

Portfolio Turnover	14	%(3)	17%	19%	35%		12%	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(6)	Amount is less than 0.005%.

54	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2021

Financial Highlights — continued

	North Carolina Fund — Class A

	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$9.190		$9.190	$8.810	$9.110	$9.410	$9.120

Income (Loss) From Operations

Net investment income(1)	$0.089		$0.207	$0.242	$0.276	$0.289	$0.305

Net realized and unrealized gain (loss)	(0.030)		0.013	0.379	(0.301)	(0.300)	0.289

Total income (loss) from operations	$0.059		$0.220	$0.621	$(0.025)	$(0.011)	$0.594

Less Distributions

From net investment income	$(0.089)		$(0.220)	$(0.241)	$(0.275)	$(0.289)	$(0.304)

Total distributions	$(0.089)		$(0.220)	$(0.241)	$(0.275)	$(0.289)	$(0.304)

Net asset value — End of period	$9.160		$9.190	$9.190	$8.810	$9.110	$9.410

Total Return(2)	0.63	%(3)	2.44%	7.19%	(0.25)%	(0.06)%	6.61%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$64,525		$64,513	$62,294	$63,964	$75,159	$83,512

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.65	%(4)	0.67%	0.70%	0.70%	0.71%	0.70%

Interest and fee expense(5)	—		—	0.04%	0.10%	0.09%	0.07%

Total expenses	0.65	%(4)	0.67%	0.74%	0.80%	0.80%	0.77%

Net investment income	1.94	%(4)	2.28%	2.73%	3.10%	3.19%	3.28%

Portfolio Turnover	13	%(3)	21%	37%	16%	27%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

55	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2021

Financial Highlights — continued

	North Carolina Fund — Class C

	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$9.880		$9.880	$9.480	$9.800	$10.120	$9.810

Income (Loss) From Operations

Net investment income(1)	$0.058		$0.150	$0.191	$0.225	$0.238	$0.252

Net realized and unrealized gain (loss)	(0.030)		0.014	0.397	(0.321)	(0.321)	0.310

Total income (loss) from operations	$0.028		$0.164	$0.588	$(0.096)	$(0.083)	$0.562

Less Distributions

From net investment income	$(0.058)		$(0.164)	$(0.188)	$(0.224)	$(0.237)	$(0.252)

Total distributions	$(0.058)		$(0.164)	$(0.188)	$(0.224)	$(0.237)	$(0.252)

Net asset value — End of period	$9.850		$9.880	$9.880	$9.480	$9.800	$10.120

Total Return(2)	0.28	%(3)	1.69%	6.30%	(0.97)%	(0.78)%	5.80%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10,120		$11,741	$13,809	$17,235	$18,486	$20,927

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	1.40	%(4)	1.42%	1.45%	1.45%	1.46%	1.45%

Interest and fee expense(5)	—		—	0.04%	0.10%	0.09%	0.07%

Total expenses	1.40	%(4)	1.42%	1.49%	1.55%	1.55%	1.52%

Net investment income	1.19	%(4)	1.53%	2.00%	2.35%	2.43%	2.52%

Portfolio Turnover	13	%(3)	21%	37%	16%	27%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

56	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2021

Financial Highlights — continued

	North Carolina Fund — Class I

	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$9.210		$9.210	$8.840	$9.130	$9.430	$9.140

Income (Loss) From Operations

Net investment income(1)	$0.098		$0.226	$0.257	$0.294	$0.307	$0.321

Net realized and unrealized gain (loss)	(0.030)		0.012	0.373	(0.290)	(0.300)	0.292

Total income from operations	$0.068		$0.238	$0.630	$0.004	$0.007	$0.613

Less Distributions

From net investment income	$(0.098)		$(0.238)	$(0.260)	$(0.294)	$(0.307)	$(0.323)

Total distributions	$(0.098)		$(0.238)	$(0.260)	$(0.294)	$(0.307)	$(0.323)

Net asset value — End of period	$9.180		$9.210	$9.210	$8.840	$9.130	$9.430

Total Return(2)	0.74	%(3)	2.64%	7.27%	0.06%	0.15%	6.82%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$78,846		$64,747	$54,578	$37,475	$38,642	$32,976

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.45	%(4)	0.47%	0.49%	0.50%	0.51%	0.50%

Interest and fee expense(5)	—		—	0.04%	0.10%	0.09%	0.07%

Total expenses	0.45	%(4)	0.47%	0.53%	0.60%	0.60%	0.57%

Net investment income	2.13	%(4)	2.47%	2.88%	3.30%	3.38%	3.45%

Portfolio Turnover	13	%(3)	21%	37%	16%	27%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

57	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2021

Financial Highlights — continued

	Oregon Fund — Class A

	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$8.910		$8.830	$8.440	$8.710	$8.990	$8.630

Income (Loss) From Operations

Net investment income(1)	$0.086		$0.216	$0.255	$0.304	$0.310	$0.320

Net realized and unrealized gain (loss)	(0.079)		0.093	0.390	(0.271)	(0.282)	0.357

Total income from operations	$0.007		$0.309	$0.645	$0.033	$0.028	$0.677

Less Distributions

From net investment income	$(0.087)		$(0.229)	$(0.255)	$(0.303)	$(0.308)	$(0.317)

Total distributions	$(0.087)		$(0.229)	$(0.255)	$(0.303)	$(0.308)	$(0.317)

Net asset value — End of period	$8.830		$8.910	$8.830	$8.440	$8.710	$8.990

Total Return(2)	0.07	%(3)	3.57%	7.80%	0.42%	0.38%	7.98%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$90,563		$83,651	$82,490	$73,750	$78,931	$89,845

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.65	%(4)	0.67%	0.70%	0.71%	0.70%	0.70%

Interest and fee expense(5)	—		—	0.07%	0.11%	0.08%	0.05%

Total expenses	0.65	%(4)	0.67%	0.77%	0.82%	0.78%	0.75%

Net investment income	1.95	%(4)	2.46%	2.99%	3.58%	3.56%	3.63%

Portfolio Turnover	18	%(3)	36%	36%	23%	7%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

58	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2021

Financial Highlights — continued

	Oregon Fund — Class C

	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$9.750		$9.660	$9.250	$9.540	$9.840	$9.450

Income (Loss) From Operations

Net investment income(1)	$0.059		$0.164	$0.210	$0.264	$0.268	$0.278

Net realized and unrealized gain (loss)	(0.081)		0.104	0.409	(0.292)	(0.302)	0.387

Total income (loss) from operations	$(0.022)		$0.268	$0.619	$(0.028)	$(0.034)	$0.665

Less Distributions

From net investment income	$(0.058)		$(0.178)	$(0.209)	$(0.262)	$(0.266)	$(0.275)

Total distributions	$(0.058)		$(0.178)	$(0.209)	$(0.262)	$(0.266)	$(0.275)

Net asset value — End of period	$9.670		$9.750	$9.660	$9.250	$9.540	$9.840

Total Return(2)	(0.23	)%(3)	2.82%	6.80%	(0.27)%	(0.30)%	7.13%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$9,826		$11,102	$10,332	$10,338	$12,342	$14,817

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	1.40	%(4)	1.42%	1.45%	1.46%	1.45%	1.45%

Interest and fee expense(5)	—		—	0.07%	0.11%	0.08%	0.05%

Total expenses	1.40	%(4)	1.42%	1.52%	1.57%	1.53%	1.50%

Net investment income	1.21	%(4)	1.71%	2.26%	2.84%	2.81%	2.88%

Portfolio Turnover	18	%(3)	36%	36%	23%	7%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

59	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2021

Financial Highlights — continued

	Oregon Fund — Class I

	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$8.900		$8.820	$8.440	$8.700	$8.980	$8.620

Income (Loss) From Operations

Net investment income(1)	$0.094		$0.232	$0.267	$0.321	$0.326	$0.336

Net realized and unrealized gain (loss)	(0.069)		0.093	0.385	(0.261)	(0.281)	0.358

Total income from operations	$0.025		$0.325	$0.652	$0.060	$0.045	$0.694

Less Distributions

From net investment income	$(0.095)		$(0.245)	$(0.272)	$(0.320)	$(0.325)	$(0.334)

Total distributions	$(0.095)		$(0.245)	$(0.272)	$(0.320)	$(0.325)	$(0.334)

Net asset value — End of period	$8.830		$8.900	$8.820	$8.440	$8.700	$8.980

Total Return(2)	0.28	%(3)	3.76%	7.89%	0.74%	0.58%	8.20%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$82,679		$57,461	$41,343	$23,088	$26,267	$16,426

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.45	%(4)	0.47%	0.49%	0.51%	0.50%	0.50%

Interest and fee expense(5)	—		—	0.07%	0.11%	0.08%	0.05%

Total expenses	0.45	%(4)	0.47%	0.56%	0.62%	0.58%	0.55%

Net investment income	2.12	%(4)	2.65%	3.13%	3.78%	3.75%	3.81%

Portfolio Turnover	18	%(3)	36%	36%	23%	7%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

60	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2021

Financial Highlights — continued

	South Carolina Fund — Class A

	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$9.440		$9.390	$9.080	$9.330	$9.610	$9.190

Income (Loss) From Operations

Net investment income(1)	$0.096		$0.216	$0.254	$0.283	$0.286	$0.319

Net realized and unrealized gain (loss)	(0.000	)(2)	0.058	0.318	(0.251)	(0.282)	0.418

Total income from operations	$0.096		$0.274	$0.572	$0.032	$0.004	$0.737

Less Distributions

From net investment income	$(0.096)		$(0.224)	$(0.262)	$(0.282)	$(0.284)	$(0.317)

Total distributions	$(0.096)		$(0.224)	$(0.262)	$(0.282)	$(0.284)	$(0.317)

Net asset value — End of period	$9.440		$9.440	$9.390	$9.080	$9.330	$9.610

Total Return(3)	1.02	%(4)	2.97%	6.41%	0.38%	0.11%	8.14%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$86,937		$78,914	$72,517	$66,077	$67,869	$72,052

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.65	%(5)	0.65%	0.69%	0.68%	0.69%	0.69%

Interest and fee expense(6)	0.01	%(5)	0.04%	0.06%	0.13%	0.09%	0.04%

Total expenses	0.66	%(5)	0.69%	0.75%	0.81%	0.78%	0.73%

Net investment income	2.04	%(5)	2.31%	2.78%	3.11%	3.08%	3.38%

Portfolio Turnover	13	%(4)	28%	19%	4%	10%	6%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $(0.0005).

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

61	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2021

Financial Highlights — continued

	South Carolina Fund — Class C

	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$10.010		$9.960	$9.640	$9.900	$10.190	$9.750

Income (Loss) From Operations

Net investment income(1)	$0.065		$0.155	$0.198	$0.228	$0.230	$0.262

Net realized and unrealized gain (loss)	(0.001)		0.058	0.327	(0.262)	(0.292)	0.439

Total income (loss) from operations	$0.064		$0.213	$0.525	$(0.034)	$(0.062)	$0.701

Less Distributions

From net investment income	$(0.064)		$(0.163)	$(0.205)	$(0.226)	$(0.228)	$(0.261)

Total distributions	$(0.064)		$(0.163)	$(0.205)	$(0.226)	$(0.228)	$(0.261)

Net asset value — End of period	$10.010		$10.010	$9.960	$9.640	$9.900	$10.190

Total Return(2)	0.64	%(3)	2.17%	5.53%	(0.32)%	(0.57)%	7.27%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10,986		$14,085	$17,750	$24,055	$28,743	$28,739

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	1.40	%(4)	1.40%	1.44%	1.44%	1.44%	1.44%

Interest and fee expense(5)	0.01	%(4)	0.04%	0.06%	0.13%	0.09%	0.04%

Total expenses	1.41	%(4)	1.44%	1.50%	1.57%	1.53%	1.48%

Net investment income	1.31	%(4)	1.57%	2.05%	2.36%	2.33%	2.62%

Portfolio Turnover	13	%(3)	28%	19%	4%	10%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

62	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2021

Financial Highlights — continued

	South Carolina Fund — Class I

	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$9.450		$9.400	$9.090	$9.340	$9.620	$9.200

Income (Loss) From Operations

Net investment income(1)	$0.106		$0.234	$0.272	$0.302	$0.305	$0.332

Net realized and unrealized gain (loss)	(0.000	)(2)	0.058	0.318	(0.252)	(0.282)	0.424

Total income from operations	$0.106		$0.292	$0.590	$0.050	$0.023	$0.756

Less Distributions

From net investment income	$(0.106)		$(0.242)	$(0.280)	$(0.300)	$(0.303)	$(0.336)

Total distributions	$(0.106)		$(0.242)	$(0.280)	$(0.300)	$(0.303)	$(0.336)

Net asset value — End of period	$9.450		$9.450	$9.400	$9.090	$9.340	$9.620

Total Return(3)	1.12	%(4)	3.17%	6.62%	0.58%	0.31%	8.35%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$65,623		$56,246	$41,726	$32,924	$35,161	$37,265

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.45	%(5)	0.45%	0.49%	0.49%	0.49%	0.49%

Interest and fee expense(6)	0.01	%(5)	0.04%	0.06%	0.13%	0.09%	0.04%

Total expenses	0.46	%(5)	0.49%	0.55%	0.62%	0.58%	0.53%

Net investment income	2.24	%(5)	2.50%	2.97%	3.31%	3.28%	3.51%

Portfolio Turnover	13	%(4)	28%	19%	4%	10%	6%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $(0.0005).

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

63	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2021

Financial Highlights — continued

	Virginia Fund — Class A

	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$8.060		$8.030	$7.710	$8.010	$8.240	$7.970

Income (Loss) From Operations

Net investment income(1)	$0.095		$0.201	$0.232	$0.260	$0.279	$0.301

Net realized and unrealized gain (loss)	(0.032)		0.042	0.317	(0.280)	(0.229)	0.268

Total income (loss) from operations	$0.063		$0.243	$0.549	$(0.020)	$0.050	$0.569

Less Distributions

From net investment income	$(0.093)		$(0.213)	$(0.229)	$(0.280)	$(0.280)	$(0.299)

Total distributions	$(0.093)		$(0.213)	$(0.229)	$(0.280)	$(0.280)	$(0.299)

Net asset value — End of period	$8.030		$8.060	$8.030	$7.710	$8.010	$8.240

Total Return(2)	0.78	%(3)	3.09%	7.26%	(0.21)%	0.66%	7.26%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$47,056		$48,031	$49,860	$48,335	$55,714	$59,460

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.66	%(4)	0.68%	0.71%	0.72%	0.70%	0.71%

Interest and fee expense(5)	0.01	%(4)	0.08%	0.11%	0.09%	0.06%	0.05%

Total expenses	0.67	%(4)	0.76%	0.82%	0.81%	0.76%	0.76%

Net investment income	2.36	%(4)	2.53%	2.98%	3.34%	3.49%	3.71%

Portfolio Turnover	15	%(3)	17%	22%	8%	7%	13%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

64	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2021

Financial Highlights — continued

	Virginia Fund — Class C

	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$8.920		$8.900	$8.540	$8.870	$9.130	$8.830

Income (Loss) From Operations

Net investment income(1)	$0.071		$0.156	$0.193	$0.224	$0.243	$0.267

Net realized and unrealized gain (loss)	(0.031)		0.034	0.356	(0.310)	(0.259)	0.297

Total income (loss) from operations	$0.040		$0.190	$0.549	$(0.086)	$(0.016)	$0.564

Less Distributions

From net investment income	$(0.070)		$(0.170)	$(0.189)	$(0.244)	$(0.244)	$(0.264)

Total distributions	$(0.070)		$(0.170)	$(0.189)	$(0.244)	$(0.244)	$(0.264)

Net asset value — End of period	$8.890		$8.920	$8.900	$8.540	$8.870	$9.130

Total Return(2)	0.44	%(3)	2.17%	6.53%	(0.95)%	(0.13)%	6.47%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,505		$4,289	$4,114	$4,819	$6,220	$6,044

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	1.41	%(4)	1.43%	1.46%	1.47%	1.45%	1.46%

Interest and fee expense(5)	0.01	%(4)	0.08%	0.11%	0.09%	0.06%	0.05%

Total expenses	1.42	%(4)	1.51%	1.57%	1.56%	1.51%	1.51%

Net investment income	1.61	%(4)	1.77%	2.24%	2.60%	2.75%	2.97%

Portfolio Turnover	15	%(3)	17%	22%	8%	7%	13%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

65	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2021

Financial Highlights — continued

	Virginia Fund — Class I

	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$8.070		$8.050	$7.730	$8.030	$8.260	$7.990

Income (Loss) From Operations

Net investment income(1)	$0.103		$0.217	$0.247	$0.276	$0.296	$0.318

Net realized and unrealized gain (loss)	(0.022)		0.032	0.318	(0.277)	(0.230)	0.268

Total income (loss) from operations	$0.081		$0.249	$0.565	$(0.001)	$0.066	$0.586

Less Distributions

From net investment income	$(0.101)		$(0.229)	$(0.245)	$(0.299)	$(0.296)	$(0.316)

Total distributions	$(0.101)		$(0.229)	$(0.245)	$(0.299)	$(0.296)	$(0.316)

Net asset value — End of period	$8.050		$8.070	$8.050	$7.730	$8.030	$8.260

Total Return(2)	1.01	%(3)	3.17%	7.46%	0.03%	0.87%	7.47%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$21,929		$19,401	$16,767	$12,777	$18,883	$15,928

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.46	%(4)	0.48%	0.50%	0.52%	0.50%	0.51%

Interest and fee expense(5)	0.01	%(4)	0.08%	0.11%	0.09%	0.06%	0.05%

Total expenses	0.47	%(4)	0.56%	0.61%	0.61%	0.56%	0.56%

Net investment income	2.56	%(4)	2.72%	3.16%	3.54%	3.69%	3.90%

Portfolio Turnover	15	%(3)	17%	22%	8%	7%	13%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

66	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2021

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of eighteen funds, seven of which, each non-diversified, are included in these financial statements. They include Eaton Vance Georgia Municipal Income Fund (Georgia Fund), Eaton Vance Maryland Municipal Income Fund (Maryland Fund), Eaton Vance Missouri Municipal Income Fund (Missouri Fund), Eaton Vance North Carolina Municipal Income Fund (North Carolina Fund), Eaton Vance Oregon Municipal Income Fund (Oregon Fund), Eaton Vance South Carolina Municipal Income Fund (South Carolina Fund) and Eaton Vance Virginia Municipal Income Fund (Virginia Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds’ investment objective is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of February 28, 2021, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

67

Eaton Vance

Municipal Income Funds

February 28, 2021

Notes to Financial Statements (Unaudited) — continued

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 9) at February 28, 2021. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At February 28, 2021, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	South Carolina Fund	Virginia Fund

Floating Rate Notes Outstanding	$3,116,632	$2,559,373

Interest Rate or Range of Interest Rates (%)	0.06	0.06

Collateral for Floating Rate Notes Outstanding	$4,372,899	$4,111,910

For the six months ended February 28, 2021, the Funds’ average settled Floating Rate Notes outstanding and the average interest rate (annualized) including fees were as follows:

	South Carolina Fund	Virginia Fund

Average Floating Rate Notes Outstanding	$3,100,000	$2,555,000

Average Interest Rate	0.70%	0.22%

In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of February 28, 2021.

The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

68

Eaton Vance

Municipal Income Funds

February 28, 2021

Notes to Financial Statements (Unaudited) — continued

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

I  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

J  Interim Financial Statements — The interim financial statements relating to February 28, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At August 31, 2020, the following Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Deferred capital losses:

Short-term	$1,910,160	$808,772	$1,087,612	$4,082,484

Long-term	$1,368,171	$1,917,691	$—	$2,317,883

	Oregon Fund	South Carolina Fund	Virginia Fund

Deferred capital losses:

Short-term	$5,038,772	$5,905,763	$2,873,682

Long-term	$6,434,188	$—	$2,821,157

69

Eaton Vance

Municipal Income Funds

February 28, 2021

Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of each Fund at February 28, 2021, as determined on a federal income tax basis, were as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Aggregate cost	$97,629,332	$71,288,930	$76,460,291	$136,233,325

Gross unrealized appreciation	$6,110,589	$3,611,052	$5,719,865	$9,108,871

Gross unrealized depreciation	(229,814)	(220,418)	(164,397)	(419,414)

Net unrealized appreciation	$5,880,775	$3,390,634	$5,555,468	$8,689,457

	Oregon Fund	South Carolina Fund	Virginia Fund

Aggregate cost	$143,988,570	$134,859,173	$61,068,496

Gross unrealized appreciation	$9,802,413	$8,288,903	$5,393,104

Gross unrealized depreciation	(612,458)	(179,722)	(48,550)

Net unrealized appreciation	$9,189,955	$8,109,181	$5,344,554

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR) as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $20 million	0.10%	1.00%

$20 million but less than $40 million	0.20	2.00

$40 million but less than $500 million	0.30	3.00

On average daily net assets of $500 million or more, the rates are reduced.

For the six months ended February 28, 2021, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Investment Adviser Fee	$164,876	$106,347	$127,238	$244,608

Effective Annual Rate	0.31%	0.28%	0.29%	0.33%

	Oregon Fund	South Carolina Fund	Virginia Fund

Investment Adviser Fee	$281,723	$256,911	$101,262

Effective Annual Rate	0.33%	0.33%	0.28%

70

Eaton Vance

Municipal Income Funds

February 28, 2021

Notes to Financial Statements (Unaudited) — continued

On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and BMR became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, each Fund entered into a new investment advisory agreement with BMR (the “New Agreement”). The New Agreement took effect on March 1, 2021.

Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, serves as the administrator of each Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the six months ended February 28, 2021 were as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

EVM’s Sub-Transfer Agent Fees	$716	$1,316	$1,056	$2,689

EVD’s Class A Sales Charges	$4,690	$2,665	$9,025	$5,172

	Oregon Fund	South Carolina Fund	Virginia Fund

EVM’s Sub-Transfer Agent Fees	$1,055	$696	$1,584

EVD’s Class A Sales Charges	$12,788	$2,017	$1,846

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended February 28, 2021 for Class A shares amounted to the following:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Class A Distribution and Service Fees	$45,726	$40,590	$51,628	$64,718

	Oregon Fund	South Carolina Fund	Virginia Fund

Class A Distribution and Service Fees	$86,602	$80,651	$47,296

71

Eaton Vance

Municipal Income Funds

February 28, 2021

Notes to Financial Statements (Unaudited) — continued

Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the six months ended February 28, 2021, the Funds paid or accrued to EVD the following distribution fees:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Class C Distribution Fees	$20,055	$29,479	$28,300	$41,096

	Oregon Fund	South Carolina Fund	Virginia Fund

Class C Distribution Fees	$40,015	$46,461	$16,518

The Class C Plan also authorizes each Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to Class C shares. The Trustees approved service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended February 28, 2021 amounted to the following:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Class C Service Fees	$5,348	$7,861	$7,547	$10,959

	Oregon Fund	South Carolina Fund	Virginia Fund

Class C Service Fees	$10,671	$12,389	$4,405

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended February 28, 2021, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A and Class C shareholders:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Class A	$5,000	$—	$—	$—

Class C	$—	$100	$100	$100

	Oregon Fund	South Carolina Fund	Virginia Fund

Class A	$5,000	$4,000	$—

Class C	$1,000	$—	$—

72

Eaton Vance

Municipal Income Funds

February 28, 2021

Notes to Financial Statements (Unaudited) — continued

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended February 28, 2021 were as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Purchases	$18,966,860	$21,626,299	$12,165,735	$29,415,400

Sales	$11,376,469	$12,927,263	$11,823,137	$18,091,077

	Oregon Fund	South Carolina Fund	Virginia Fund

Purchases	$36,703,461	$24,155,692	$10,301,388

Sales	$27,365,087	$19,624,036	$11,316,696

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Georgia Fund
	Six Months Ended February 28, 2021 (Unaudited)
	Class A	Class C	Class I

Sales	612,162	86,489	2,077,260

Issued to shareholders electing to receive payments of distributions in Fund shares	40,826	2,955	42,122

Redemptions	(288,654)	(52,826)	(296,882)

Converted from Class C shares	32,156	—	—

Converted to Class A shares	—	(30,054)	—

Net increase	396,490	6,564	1,822,500

	Year Ended August 31, 2020
	Class A	Class C	Class I

Sales	667,363	113,833	2,217,513

Issued to shareholders electing to receive payments of distributions in Fund shares	93,183	7,902	72,336

Redemptions	(558,743)	(150,183)	(1,402,147)

Converted from Class C shares	26,147	—	—

Converted to Class A shares	—	(24,447)	—

Net increase (decrease)	227,950	(52,895)	887,702

73

Eaton Vance

Municipal Income Funds

February 28, 2021

Notes to Financial Statements (Unaudited) — continued

Maryland Fund
	Six Months Ended February 28, 2021 (Unaudited)
	Class A	Class C	Class I

Sales	618,010	46,972	1,323,278

Issued to shareholders electing to receive payments of distributions in Fund shares	33,924	4,412	28,471

Redemptions	(223,384)	(140,878)	(310,241)

Converted from Class C shares	82,107	—	—

Converted to Class A shares	—	(75,291)	—

Net increase (decrease)	510,657	(164,785)	1,041,508

	Year Ended August 31, 2020
	Class A	Class C	Class I

Sales	420,150	101,423	1,190,638

Issued to shareholders electing to receive payments of distributions in Fund shares	71,495	13,040	44,731

Redemptions	(497,403)	(223,114)	(257,867)

Converted from Class C shares	91,248	—	—

Converted to Class A shares	—	(83,657)	—

Net increase (decrease)	85,490	(192,308)	977,502

Missouri Fund
	Six Months Ended February 28, 2021 (Unaudited)
	Class A	Class C	Class I

Sales	401,771	91,785	918,082

Issued to shareholders electing to receive payments of distributions in Fund shares	48,140	3,883	27,565

Redemptions	(480,452)	(33,338)	(370,251)

Converted from Class C shares	48,607	—	—

Converted to Class A shares	—	(44,047)	—

Net increase	18,066	18,283	575,396

	Year Ended August 31, 2020
	Class A	Class C	Class I

Sales	696,296	156,889	1,559,266

Issued to shareholders electing to receive payments of distributions in Fund shares	131,790	11,680	48,487

Redemptions	(785,441)	(151,055)	(714,139)

Converted from Class C shares	61,344	—	—

Converted to Class A shares	—	(55,578)	—

Net increase (decrease)	103,989	(38,064)	893,614

74

Eaton Vance

Municipal Income Funds

February 28, 2021

Notes to Financial Statements (Unaudited) — continued

North Carolina Fund
	Six Months Ended February 28, 2021 (Unaudited)
	Class A	Class C	Class I

Sales	351,691	115,210	2,367,986

Issued to shareholders electing to receive payments of distributions in Fund shares	60,217	6,110	43,704

Redemptions	(537,164)	(141,997)	(852,870)

Converted from Class C shares	150,399	—	—

Converted to Class A shares	—	(139,814)	—

Net increase (decrease)	25,143	(160,491)	1,558,820

	Year Ended August 31, 2020
	Class A	Class C	Class I

Sales	970,466	157,985	2,326,609

Issued to shareholders electing to receive payments of distributions in Fund shares	146,827	20,531	95,447

Redemptions	(1,064,606)	(212,355)	(1,318,660)

Converted from Class C shares	188,598	—	—

Converted to Class A shares	—	(175,317)	—

Net increase (decrease)	241,285	(209,156)	1,103,396

Oregon Fund
	Six Months Ended February 28, 2021 (Unaudited)
	Class A	Class C	Class I

Sales	1,393,865	130,157	4,229,654

Issued to shareholders electing to receive payments of distributions in Fund shares	88,095	6,146	78,602

Redemptions	(773,608)	(118,798)	(1,396,557)

Converted from Class C shares	153,146	—	—

Converted to Class A shares	—	(139,889)	—

Net increase (decrease)	861,498	(122,384)	2,911,699

	Year Ended August 31, 2020
	Class A	Class C	Class I

Sales	1,568,270	344,282	3,395,479

Issued to shareholders electing to receive payments of distributions in Fund shares	222,529	18,978	127,337

Redemptions	(1,846,192)	(202,756)	(1,755,436)

Converted from Class C shares	100,106	—	—

Converted to Class A shares	—	(91,432)	—

Net increase	44,713	69,072	1,767,380

75

Eaton Vance

Municipal Income Funds

February 28, 2021

Notes to Financial Statements (Unaudited) — continued

South Carolina Fund
	Six Months Ended February 28, 2021 (Unaudited)
	Class A	Class C	Class I

Sales	1,199,031	59,288	1,799,669

Issued to shareholders electing to receive payments of distributions in Fund shares	79,272	6,629	58,166

Redemptions	(638,187)	(178,433)	(865,337)

Converted from Class C shares	209,012	—	—

Converted to Class A shares	—	(197,139)	—

Net increase (decrease)	849,128	(309,655)	992,498

	Year Ended August 31, 2020
	Class A	Class C	Class I

Sales	1,376,608	382,488	2,537,731

Issued to shareholders electing to receive payments of distributions in Fund shares	176,537	22,180	105,439

Redemptions	(1,199,088)	(509,009)	(1,127,020)

Converted from Class C shares	286,699	—	—

Converted to Class A shares	—	(270,371)	—

Net increase (decrease)	640,756	(374,712)	1,516,150

Virginia Fund
	Six Months Ended February 28, 2021 (Unaudited)
	Class A	Class C	Class I

Sales	425,663	55,355	540,405

Issued to shareholders electing to receive payments of distributions in Fund shares	57,875	3,544	25,927

Redemptions	(609,690)	(10,931)	(244,322)

Converted from Class C shares	24,504	—	—

Converted to Class A shares	—	(22,129)	—

Net increase (decrease)	(101,648)	25,839	322,010

	Year Ended August 31, 2020
	Class A	Class C	Class I

Sales	403,372	163,048	834,435

Issued to shareholders electing to receive payments of distributions in Fund shares	131,023	8,496	53,182

Redemptions	(848,936)	(89,373)	(566,855)

Converted from Class C shares	70,782	—	—

Converted to Class A shares	—	(63,871)	—

Net increase (decrease)	(243,759)	18,300	320,762

76

Eaton Vance

Municipal Income Funds

February 28, 2021

Notes to Financial Statements (Unaudited) — continued

8  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended February 28, 2021.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2021, the hierarchy of inputs used in valuing the Funds’ investments, which are carried at value, were as follows:

Georgia Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Obligations	$—	$101,407,256	$—	$101,407,256

Taxable Municipal Obligations	—	2,102,851	—	2,102,851

Total Investments	$—	$103,510,107	$—	$103,510,107

Maryland Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Obligations	$—	$71,167,791	$—	$71,167,791

Taxable Municipal Obligations	—	3,511,773	—	3,511,773

Total Investments	$—	$74,679,564	$—	$74,679,564

Missouri Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Obligations	$—	$80,317,767	$—	$80,317,767

Taxable Municipal Obligations	—	1,697,992	—	1,697,992

Total Investments	$—	$82,015,759	$—	$82,015,759

77

Eaton Vance

Municipal Income Funds

February 28, 2021

Notes to Financial Statements (Unaudited) — continued

North Carolina Fund
Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds & Notes	$—	$502,350	$—	$502,350

Tax-Exempt Municipal Obligations	—	144,177,562	—	144,177,562

Taxable Municipal Obligations	—	242,870	—	242,870

Total Investments	$—	$144,922,782	$—	$144,922,782

Oregon Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Obligations	$—	$150,164,407	$—	$150,164,407

Taxable Municipal Obligations	—	3,014,118	—	3,014,118

Total Investments	$—	$153,178,525	$—	$153,178,525

South Carolina Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Obligations	$—	$142,618,411	$—	$142,618,411

Taxable Municipal Obligations	—	3,466,575	—	3,466,575

Total Investments	$—	$146,084,986	$—	$146,084,986

Virginia Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Obligations	$—	$68,034,151	$—	$68,034,151

Taxable Municipal Obligations	—	938,272	—	938,272

Total Investments	$—	$68,972,423	$—	$68,972,423

10  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Funds’ performance, or the performance of the securities in which the Funds invest.

78

Eaton Vance

Municipal Income Funds

February 28, 2021

Joint Special Meeting of Shareholders (Unaudited)

Each Fund held a Joint Special Meeting of Shareholders with certain other Eaton Vance funds on February 18, 2021 in order to approve a new investment advisory agreement with Boston Management and Research to serve as each Fund’s investment adviser (the “Proposal”). The shareholder meeting results were as follows:

	Number of Shares(1)
	For	Against	Abstain(2)	Broker Non-Votes(2)

Georgia Municipal Income Fund	6,547,374.799	144,102.000	443,898.430	0

Maryland Municipal Income Fund	4,619,052.245	120,884.235	181,704.927	0

Missouri Municipal Income Fund	4,893,970.496	72,332.317	331,656.773	0

North Carolina Municipal Income Fund	10,686,074.862	113,291.780	242,793.035	0

Oregon Municipal Income Fund	11,288,249.262	187,105.687	543,880.092	0

South Carolina Municipal Income Fund	9,602,259.305	537,470.137	435,352.723	0

Virginia Municipal Income Fund	5,037,512.799	54,055.129	244,301.749	0

(1)	Fractional shares were voted proportionately.

(2)

Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the Meeting for purposes of establishing a quorum, but had the effect of a negative vote on the Proposal.

79

Eaton Vance

Municipal Income Funds

February 28, 2021

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

Even though the following description of the Board’s (as defined below) consideration of investment advisory and, as applicable, sub-advisory agreements covers multiple funds, for purposes of this shareholder report, the description is only relevant as to Eaton Vance Georgia Municipal Income Fund, Eaton Vance Maryland Municipal Income Fund, Eaton Vance Missouri Municipal Income Fund, Eaton Vance North Carolina Municipal Income Fund, Eaton Vance Oregon Municipal Income Fund, Eaton Vance South Carolina Municipal Income Fund and Eaton Vance Virginia Municipal Income Fund.

Fund	Investment Adviser	Investment Sub-Adviser

Eaton Vance Georgia Municipal Income Fund	Boston Management and Research	None
Eaton Vance Maryland Municipal Income Fund
Eaton Vance Missouri Municipal Income Fund
Eaton Vance North Carolina Municipal Income Fund
Eaton Vance Oregon Municipal Income Fund
Eaton Vance South Carolina Municipal Income Fund
Eaton Vance Virginia Municipal Income Fund

At a meeting held on November 24, 2020 (the “November Meeting”), the Board of each Eaton Vance open-end Fund and portfolios in which each such Fund invests, as applicable (each, a “Fund” and, collectively, the “Funds”), including a majority of the Board members (the “Independent Trustees”) who are not “interested persons” (as defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Funds, Eaton Vance Management (“EVM”) or Boston Management and Research (“BMR” and, together with EVM, the “Advisers”), voted to approve a new investment advisory agreement between each Fund and either EVM or BMR (the “New Investment Advisory Agreements”) and, for certain Funds, a new investment sub-advisory agreement between an Adviser and the applicable Sub-Adviser (the “New Investment Sub-Advisory Agreements”(1) and, together with the New Investment Advisory Agreements, the “New Agreements”), each of which is intended to go into effect upon the completion of the Transaction (as defined below), as more fully described below. In voting its approval of the New Agreements at the November Meeting, the Board relied on an order issued by the Securities and Exchange Commission in response to the impacts of the COVID-19 pandemic that provided temporary relief from the in-person meeting requirements under Section 15 of the 1940 Act.

In voting its approval of the New Agreements, the Board of each Fund relied upon the recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to and during meetings leading up to the November Meeting, the Contract Review Committee reviewed and discussed information furnished by the Advisers, the Sub-Advisers, and Morgan Stanley, as requested by the Independent Trustees, that the Contract Review Committee considered reasonably necessary to evaluate the terms of the New Agreements and to form its recommendation. Such information included, among other things, the terms and anticipated impacts of Morgan Stanley’s pending acquisition of Eaton Vance Corp. (the “Transaction”) on the Funds and their shareholders. In addition to considering information furnished specifically to evaluate the impact of the Transaction on the Funds and their respective shareholders, the Board and its Contract Review Committee also considered information furnished for prior meetings of the Board and its committees, including information provided in connection with the annual contract review process for the Funds, which most recently culminated in April 2020 (the “2020 Annual Approval Process”).

The Board of each Fund, including the Independent Trustees, concluded that the applicable New Investment Advisory Agreement and, as applicable, New Investment Sub-Advisory Agreement, including the fees payable thereunder, was fair and reasonable, and it voted to approve the New Investment Advisory Agreement and, as applicable, New Investment Sub-Advisory Agreement and to recommend that shareholders do so as well.

Shortly after the announcement of the Transaction, the Board, including all of the Independent Trustees, met with senior representatives from the Advisers and Morgan Stanley at its meeting held on October 13, 2020 to discuss certain aspects of the Transaction and the expected impacts of the Transaction on the Funds and their shareholders. As part of the Board’s evaluation process, counsel to the Independent Trustees, on behalf of the Contract Review Committee, requested additional information to assist the Independent Trustees in their evaluation of the New Agreements and the implications of the Transaction, as well as other contractual arrangements that may be affected by the Transaction. The Contract Review Committee considered information furnished by the Advisers and Morgan Stanley, their respective affiliates, and, as applicable, the Sub-Advisers during meetings on November 5, 2020, November 10, 2020, November 13, 2020, November 17, 2020 and November 24, 2020.

(1)

With respect to certain of the Funds, the applicable Adviser is currently a party to a sub-advisory agreement (collectively, the “Current Sub-Advisory Agreements”) with Atlanta Capital Management Company, LLC (“Atlanta Capital”), BMO Global Asset Management (Asia) Limited, Eaton Vance Advisers International Ltd. (“EVAIL”), Goldman Sachs Asset Management, L.P., Hexavest Inc. (“Hexavest”), Parametric Portfolio Associates LLC (“Parametric”) or Richard Bernstein Advisors LLC (collectively, the “Sub-Advisers” and, with respect to Atlanta Capital, EVAIL, Hexavest and Parametric, each an affiliate of the Advisers, the “Affiliated Sub-Advisers”). Accordingly, references to the “Sub-Advisers,” the “Affiliated Sub-Advisers” or the “New Sub-Advisory Agreements” are not applicable to all Funds.

80

Eaton Vance

Municipal Income Funds

February 28, 2021

Board of Trustees’ Contract Approval — continued

During its meetings on November 10, 2020 and November 17, 2020, the Contract Review Committee further discussed the approval of the New Agreements with senior representatives of the Advisers, the Affiliated Sub-Advisers, and Morgan Stanley. The representatives from the Advisers, the Affiliated Sub-Advisers, and Morgan Stanley each made presentations to, and responded to questions from, the Independent Trustees. The Contract Review Committee considered the Advisers’, the Affiliated Sub-Advisers’ and Morgan Stanley’s responses related to the Transaction and specifically to the Funds, as well as information received in connection with the 2020 Annual Approval Process, with respect to its evaluation of the New Agreements. Among other information, the Board considered:

Information about the Transaction and its Terms

•

Information about the material terms and conditions, and expected impacts, of the Transaction that relate to the Funds, including the expected impacts on the businesses conducted by the Advisers, the Affiliated Sub-Advisers and Eaton Vance Distributors, Inc., as the distributor of Fund shares;

•	Information about the advantages of the Transaction as they relate to the Funds and their shareholders;

•	A commitment that the Funds would not bear any expenses, directly or indirectly, in connection with the Transaction;

•

A commitment that, for a period of three years after the Closing, at least 75% of each Fund’s Board members must not be “interested persons” (as defined in the 1940 Act) of the investment adviser (or predecessor investment adviser, if applicable) pursuant to Section 15(f)(1)(A) of the 1940 Act;

•

A commitment that Morgan Stanley would use its reasonable best efforts to ensure that it did not impose any “unfair burden” (as that term is used in section 15(f)(1)(B) of the 1940 Act) on the Funds as a result of the Transaction;

•

Information with respect to personnel and/or other resources of the Advisers and their affiliates, including the Affiliated Sub-Advisers, as a result of the Transaction, as well as any expected changes to compensation, including any retention-based compensation intended to incentivize key personnel at the Advisers and their affiliates, including the Affiliated Sub-Advisers;

•	Information regarding any changes that are expected with respect to the Funds’ slate of officers as a result of the Transaction;

Information about Morgan Stanley

•	Information about Morgan Stanley’s overall business, including information about the advisory, brokerage and related businesses that Morgan Stanley operates;

•	Information about Morgan Stanley’s financial condition, including its access to capital and other resources required to support the investment advisory businesses related to the Funds;

•

Information on how the Funds are expected to fit within Morgan Stanley’s overall business strategy, and any changes that Morgan Stanley contemplates implementing to the Funds in the short- or long-term following the closing of the Transaction (the “Closing”);

•

Information regarding risk management functions at Morgan Stanley and its affiliates, including how existing risk management protocols and procedures may impact the Funds and/or the businesses of the Advisers and their affiliates, including the Affiliated Sub-Advisers, as they relate to the Funds;

•

Information on the anticipated benefits of the Transaction to the Funds with respect to potential additional distribution capabilities and the ability to access new markets and customer segments through Morgan Stanley’s distribution network, including, in particular, its institutional client base;

•

Information regarding the financial condition and reputation of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry;

Information about the New Agreements for Funds

•	A representation that, after the Closing, all of the Funds will continue to be advised by their current Adviser and Sub-Adviser, as applicable;

•

Information regarding the terms of the New Agreements, including certain changes as compared to the current investment advisory agreement between each Fund and its Adviser (collectively, the “Current Advisory Agreements”) and, as applicable, the current investment sub-advisory agreement between a Fund and a Sub-Adviser (together with the Current Advisory Agreements, the “Current Agreements”);

•	Information confirming that the fee rates payable under the New Agreements are not changed as compared to the Current Agreements;

•

A representation that the New Agreements will not cause any diminution in the nature, extent and quality of services provided by the Advisers and the Sub-Advisers to the Funds and their respective shareholders, including with respect to compliance and other non-advisory services;

Information about Fund Performance, Fees and Expenses

•

A report from an independent data provider comparing the investment performance of each Fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods as of the 2020 Annual Approval Process, as well as performance information as of a more recent date;

•

A report from an independent data provider comparing each Fund’s total expense ratio (and its components) to those of comparable funds as of the 2020 Annual Approval Process, as well as fee and expense information as of a more recent date;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the Advisers in consultation with the Portfolio Management Committee of the Board as of the 2020 Annual Approval Process, as well as corresponding performance information as of a more recent date;

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•

Comparative information concerning the fees charged and services provided by the Adviser and the Sub-Adviser to each Fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such Fund(s), if any;

•

Profitability analyses of the Advisers and the Affiliated Sub-Advisers, as applicable, with respect to each of the Funds as of the 2020 Annual Approval Process, as well as information regarding the impact of the Transaction on profitability;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services currently provided and expected to be provided to each Fund after the Transaction, as well as each of the Funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of Fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about any changes to the policies and practices of the Advisers and, as applicable, each Fund’s Sub-Adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information regarding the impact on trading and access to capital markets associated with the Funds’ affiliations with Morgan Stanley and its affiliates, including potential restrictions with respect to the Funds’ ability to execute portfolio transactions with Morgan Stanley and its affiliates;

Information about the Advisers and the Sub-Advisers

•

Information about the financial results and condition of the Advisers and the Affiliated Sub-Advisers since the culmination of the 2020 Annual Approval Process and any material changes in financial condition that are reasonably expected to occur before and after the Closing;

•

Information regarding contemplated changes to the individual investment professionals whose responsibilities include portfolio management and investment research for the Funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable, post-Closing;

•	The Code of Ethics of the Advisers and their affiliates, including the Affiliated Sub-Advisers, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the Advisers and their affiliates, including the Affiliated Sub-Advisers, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the Advisers and their affiliates, including the Affiliated Sub-Advisers;

•	A description of the Advisers’ oversight of the Sub-Advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by the Advisers and their affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by EVM and/or administrator to each of the Funds;

•	Confirmation that the Advisers intend to continue to manage the Funds in a manner materially consistent with each Fund’s current investment objective(s) and principal investment strategies;

•	Information regarding Morgan Stanley’s commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel;

•	Confirmation that the Advisers’ current senior management teams have indicated their strong support of the Transaction; and

•

Information regarding the fact that Morgan Stanley and Eaton Vance Corp. will each derive benefits from the Transaction and that, as a result, they have a financial interest in the matters that were being considered.

As indicated above, the Board and its Contract Review Committee also considered information received at its regularly scheduled meetings throughout the year, which included information from portfolio managers and other investment professionals of the Advisers and the Sub-Advisers regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the Funds’ investment objectives. The Board also received information regarding risk management techniques employed in connection with the management of the Funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the Funds, and received and participated in reports and presentations provided by the Advisers and their affiliates, including the Affiliated Sub-Advisers, with respect to such matters.

The Contract Review Committee was advised throughout the evaluation process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating the New Agreements and the weight to be given to each such factor. The conclusions reached with respect

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Board of Trustees’ Contract Approval — continued

to the New Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Independent Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the New Agreements.

Nature, Extent and Quality of Services

In considering whether to approve the New Agreements, the Board evaluated the nature, extent and quality of services currently provided to each Fund by the Advisers and, as applicable, the Sub-Advisers under the Current Agreements. In evaluating the nature, extent and quality of services to be provided by the Advisers and the Sub-Advisers under the New Agreements, the Board considered, among other information, the expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of the Advisers and the Sub-Advisers, and that Morgan Stanley and the Advisers have advised the Board that, following the Transaction, there is not expected to be any diminution in the nature, extent and quality of services provided by the Advisers and the Sub-Advisers, as applicable, to the Funds and their shareholders, including compliance and other non-advisory services, and that there are not expected to be any changes in portfolio management personnel as a result of the Transaction.

The Board also considered the financial resources of Morgan Stanley and the Advisers and the importance of having a Fund manager with, or with access to, significant organizational and financial resources. The Board considered the benefits to the Funds of being part of a larger combined organization with greater financial resources following the Transaction, particularly during periods of market disruptions and volatility. In this regard, the Board considered information provided by Morgan Stanley regarding its business and operating structure, scale of operation, leadership and reputation, distribution capabilities, and financial condition, as well as information on how the Funds are expected to fit within Morgan Stanley’s overall business strategy and any changes that Morgan Stanley contemplates in the short- or long-term following the Closing. The Board also noted Morgan Stanley’s and the Advisers’ commitment to keep the Board apprised of developments with respect to its long-term integration plans for the Advisers, the Affiliated Sub-Advisers, and existing Morgan Stanley affiliates and their respective personnel.

The Board considered the Advisers’ and the Sub-Advisers’ management capabilities and investment processes in light of the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to each Fund. In particular, the Board considered the abilities and experience of the Advisers’ and, as applicable, the Sub-Advisers’ investment professionals in implementing each Fund’s investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Advisers and other factors, including the reputation and resources of the Advisers to recruit and retain highly qualified research, advisory and supervisory investment professionals. With respect to the recruitment and retention of key personnel, the Board noted information from Morgan Stanley and the Advisers regarding the benefits of joining Morgan Stanley. In addition, the Board considered the time and attention devoted to the Funds by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. With respect to the foregoing, the Board also considered information from the Advisers and Morgan Stanley regarding the anticipated impact of the Transaction on such matters. The Board also considered the business-related and other risks to which the Advisers or their affiliates may be subject in managing the Funds and in connection with the Transaction.

The Board considered the compliance programs of the Advisers and relevant affiliates thereof, including the Affiliated Sub-Advisers. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Advisers and their affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority. The Board also considered certain information relating to the compliance record of Morgan Stanley and its affiliates, including information requests in recent years from regulatory authorities. With respect to the foregoing, including the compliance programs of the Advisers and the Sub-Advisers, the Board noted information regarding the impacts of the Transaction, as well as the Advisers’ and Morgan Stanley’s commitment to keep the Board apprised of developments with respect to its long-term integration plans for the Advisers, the Affiliated Sub-Advisers and existing Morgan Stanley affiliates and their respective personnel.

The Board considered other administrative services provided and to be provided or overseen by the Advisers and their affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges. The Board noted information that the Transaction was not expected to have any material impact on such matters in the near-term.

In evaluating the nature, extent and quality of the services to be provided under the New Agreements, the Board also considered investment performance information provided for each Fund in connection with the 2020 Annual Approval Process, as well as information provided as of a more recent date. In this regard, the Board compared each Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices and, for certain Funds, a custom peer group of similarly managed funds. The Board also considered, where applicable, Fund-specific performance explanations based on criteria established by the Board in connection with the 2020 Annual Approval Process and, where applicable, performance explanations as of a more recent date. In addition to the foregoing information, it was also noted that the Board has received and discussed with management information throughout the year at periodic intervals comparing each Fund’s performance against applicable benchmark indices and peer groups. In addition, the Board considered each Fund’s performance in light of overall financial market conditions. Where a

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Board of Trustees’ Contract Approval — continued

Fund’s relative underperformance to its peers was significant during one or more specified periods, the Board noted the explanation from the applicable Adviser concerning the Fund’s relative performance versus its peer group.

After consideration of the foregoing factors, among others, and based on their review of the materials provided and the assurances received from, and recommendations of, the Advisers and Morgan Stanley, the Board determined that the Transaction was not expected to adversely affect the nature, extent and quality of services provided to the Funds by the Advisers and their affiliates, including the Affiliated Sub-Advisers, and that the Transaction was not expected to have an adverse effect on the ability of the Advisers and their affiliates, including the Affiliated Sub-Advisers, to provide those services. The Board concluded that the nature, extent and quality of services expected to be provided by the Advisers and the Sub-Advisers, taken as a whole, are appropriate and expected to be consistent with the terms of the New Agreements.

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”) in connection with the 2020 Annual Approval Process, as well as information provided as of a more recent date. As part of its review, the Board considered each Fund’s management fees and total expense ratio over various periods, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors, and, where applicable, certain Fund-specific factors, that had an impact on a Fund’s total expense ratio relative to comparable funds, as identified by the Advisers in response to inquiries from the Contract Review Committee. The Board considered that the New Agreements do not change a Fund’s management fee rate or the computation method for calculating such fees, including any separately executed permanent contractual management fee reduction currently in place for the Fund.

The Board also received and considered, where applicable, information about the services offered and the fee rates charged by the Advisers and the Sub-Advisers to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as a Fund. In this regard, the Board received information about the differences in the nature and scope of services the Advisers and the Sub-Advisers, as applicable, provide to the Funds as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Advisers and such Sub-Advisers as between each Fund and other types of accounts.

After considering the foregoing information, and in light of the nature, extent and quality of the services expected to be provided by the Advisers and the Sub-Advisers, the Board concluded that the management fees charged for advisory and related services are reasonable with respect to its approval of the New Agreements.

Profitability and “Fall-Out” Benefits

During the 2020 Annual Approval Process, the Board considered the level of profits realized by the Advisers and relevant affiliates thereof, including the Affiliated Sub-Advisers, in providing investment advisory and administrative services to the Funds and to all Eaton Vance funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Advisers and their affiliates to third parties in respect of distribution or other services. In light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Advisers and their affiliates, including the Sub-Advisers, were not deemed to be excessive by the Board.

The Board noted that Morgan Stanley and the Advisers are expected to realize, over time, cost savings from the Transaction based on eliminating duplicate corporate overhead expenses. The Board considered, however, information from the Advisers and Morgan Stanley that such cost savings are not expected to be realized immediately upon the Closing and that, accordingly, there are currently no specific expected changes in the levels of profitability associated with the advisory and other services provided to the Funds that are contemplated as a result of the Transaction. The Board noted that it will continue to receive information regarding profitability during its annual contract review processes, including the extent to which cost savings and/or other efficiencies result in changes to profitability levels.

The Board also considered direct or indirect fall-out benefits received by the Advisers and their affiliates, including the Affiliated Sub-Advisers, in connection with their respective relationships with the Funds, including the benefits of research services that may be available to the Advisers and their affiliates as a result of securities transactions effected for the Funds and other investment advisory clients. In evaluating the fall-out benefits to be received by the Advisers and their affiliates under the New Agreements, the Board considered whether the Transaction would have an impact on the fall-out benefits currently realized by the Advisers and their affiliates in connection with services provided pursuant to the Current Advisory Agreements.

The Board of each Fund considered that Morgan Stanley may derive reputational and other benefits from its ability to use the names of the Advisers and their affiliates in connection with operating and marketing the Funds. The Board considered that the Transaction, if completed, would significantly increase Morgan Stanley’s assets under management and expand Morgan Stanley’s investment capabilities.

Economies of Scale

The Board also considered the extent to which the Advisers and their affiliates, on the one hand, and the Funds, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific Fund or group of funds. As part of the 2020 Annual Approval Process, the

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Board of Trustees’ Contract Approval — continued

Board reviewed data summarizing the increases and decreases in the assets of the Funds and of all Eaton Vance funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Advisers and their affiliates may have been affected by such increases or decreases.

The Board noted that Morgan Stanley and the Advisers are expected to benefit from possible growth of the Funds resulting from enhanced distribution capabilities, including with respect to the Funds’ potential access to Morgan Stanley’s institutional client base. Based upon the foregoing, the Board concluded that the Funds currently share in the benefits from economies of scale, if any, when they are realized by the Advisers, and that the Transaction is not expected to impede a Fund from continuing to benefit from any future economies of scale realized by its Adviser.

Conclusion

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described above, the Contract Review Committee recommended to the Board approval of the New Agreements. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, unanimously voted to approve the New Agreements for the Funds and recommended that shareholders approve the New Agreements.

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Municipal Income Funds

February 28, 2021

Officers and Trustees

Officers

Eric A. Stein

President

Deidre E. Walsh

Vice President

Maureen A. Gemma

Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

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Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

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Privacy Notice — continued	April 2021

Page 2

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎   buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

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Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7712    2.28.21

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	April 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 22, 2021

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	April 22, 2021